united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Jennifer Bailey, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 09/30/18

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report

AlphaCentric Asset Rotation Fund

Class A: ROTAX     Class C: ROTCX     Class I: ROTIX

AlphaCentric Bond Rotation Fund

Class A: BDRAX     Class C: BDRCX     Class I: BDRIX

AlphaCentric Income Opportunities Fund

 Class A: IOFAX     Class C: IOFCX     Class I: IOFIX

AlphaCentric Hedged Market Opportunity Fund

Class A: HMXAX     Class C: HMXCX     Class I: HMXIX

AlphaCentric Global Innovations Fund

Class A: GNXAX     Class C: GNXCX     Class I: GNXIX

AlphaCentric Small Cap Opportunities Fund

Class A: SMZAX     Class C: SMZCX     Class I: SMZIX

September 30, 2018

AlphaCentric Advisors LLC

36 North New York Avenue, Floor 3

Huntington NY, 11743

1-844-223-8637

AlphaCentric Asset Rotation Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, compared to its benchmarks:

				Annualized Since
			Annualized	Inception **** -
	Six Months	One Year	Three Year	September 30, 2018
Class A (ROTAX) without load	2.30%	7.45%	2.97%	1.57%
Class A (ROTAX) with 5.75% load	(3.55)%	1.25%	0.97%	0.14%
Class C (ROTCX)	1.87%	6.68%	2.20%	0.90%
Class I (ROTIX)	2.52%	7.69%	3.23%	1.82%
S&P 500 Total Return Index **	11.41%	17.91%	17.31%	12.69%
MSCI The World Index Growth Gross (USD)***	9.85%	17.77%	15.99%	11.20%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the traded net asset value (“NAV”) on September 30, 2018. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2019, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.49% , 2.24% and 1.24% for the AlphaCentric Asset Rotation Fund Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2018 prospecutus were 2.68%, 3.43% and 2.43% for the AlphaCentric Asset Rotation Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2018 prospectus were 1.72%, 2.47% and 1.47% for the AlphaCentric Asset Rotation Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The MSCI The World Growth Index Growth Gross (USD) captures large and mid cap securities exhibiting overall growth style characteristics across 23 developed markets countries.

****	The AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Funds - Broad Market	39.2%
Exchange Traded Funds - Large Cap	33.9%
Exchange Traded Funds - Government	14.9%
Exchange Traded Funds - Israel	10.2%
Other / Cash & Cash Equivalents	1.8%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Bond Rotation Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, compared to its benchmark:

				Annualized Since
			Annualized	Inception *** -
	Six Months	One Year	Three Year	September 30, 2018
Class A (BDRAX) without load	(1.30)%	(1.87)%	1.04%	(0.02)%
Class A (BDRAX) with 4.75% load	(5.96)%	(6.51)%	(0.58)%	(1.43)%
Class C (BDRCX)	(1.63)%	(2.57)%	0.61%	(0.41)%
Class I (BDRIX)	(1.07)%	(1.54)%	1.31%	0.30%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index **	(0.14)%	(1.22)%	1.31%	1.26%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75%. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2019, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.49%, 2.24% and 1.24% for the AlphaCentric Bond Rotation Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment.Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2018 prospectus were 2.93%, 3.68% and 2.68% for the AlphaCentric Bond Rotation Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2018 prospectus were 1.85%, 2.60% and 1.60% for the AlphaCentric Bond Rotation Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg Barclays U.S. Aggregate Bond Total Return Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion.

***	The AlphaCentric Bond Rotation Fund commenced operations on May 28, 2015.

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Funds - Corporate	47.6%
Exchange Traded Funds - Index Related	16.6%
Exchange Traded Funds - Government	16.5%
Exchange Traded Funds - Municipal	16.5%
Other / Cash & Cash Equivalents	2.8%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Income Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, compared to its benchmark:

				Annualized Since
			Annualized	Inception *** -
	Six Months	One Year	Three Years	September 30, 2018
Class A (IOFAX) without load	3.92%	6.14%	10.12%	11.67%
Class A (IOFAX) with 4.75% load	(1.01)%	1.11%	8.34%	10.05%
Class C (IOFCX)	3.57%	5.32%	9.29%	10.87%
Class I (IOFIX)	4.04%	6.30%	10.37%	11.94%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index **	(0.14)%	(1.22)%	1.31%	1.26%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75%. Total returns are calculated using the traded net asset value (“NAV”) on September 30, 2018. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2019, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.74%, 2.49% and 1.49% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2018 prospectus were 1.97%, 2.72% and 1.72% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2018 prospectus were 1.77%, 2.52% and 1.52% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg Barclays U.S. Aggregate Bond Total Return Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion.

***	The AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

Top Holdings by Major Index Classification	% of Net Assets
Non-Agency Residential Mortgage Backed Securities	96.1%
U.S. Government Treasury Notes	2.1%
Real Estate Investment Trusts	0.8%
Asset Backed Securities	0.4%
Private Placement	0.1%
Other / Cash & Cash Equivalents	0.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Hedged Market Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, compared to its benchmarks:

					Annualized
					Since Inception
					+ -	Annualized Since
			Annualized	Annualized	September 30,	Inception ++ -
	Six Months	One Year	Three Years	Five Years	2018	September 30, 2018
Class A (HMXAX) without load	5.42%	(7.00)%	—	—	(1.09)%	—
Class A (HMXAX) with 5.75% load	(0.64)%	(12.36)%	—	—	(3.97)%	—
Class C (HMXCX)	5.03%	(7.64)%	—	—	(1.74)%	—
Class I (HMXIX) +++	5.55%	(6.22)%	0.95%	4.86%	—	8.54%
S&P 500 Total Return Index **	11.41%	17.91%	17.31%	13.95%	18.26%	15.50%
IQ Hedge Long/Short Beta Index ***	0.66%	6.20%	6.15%	5.06%	7.01%	5.62%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the traded net asset value (“NAV”) on September 30, 2018. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2019, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 2.24%, 2.99% and 1.99% for the AlphaCentric Hedged Market Opportunity Fund’s Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2018 prospectus were 3.08%, 3.81% and 2.91% for the AlphaCentric Hedged Market Opportunity Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2018 prospectus were 2.61%, 3.35%, and 2.47% for the AlphaCentric Hedged Market Opportunity Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	IQ Hedge Long/Short Beta Index was launched in March 2007 as the market’s first family of hedge fund replication indexes. This suite of indexes serves as the basis for IndexIQ’s other hedge fund replication indexes, which themselves underlie IndexIQ’s hedge fund replication ETFs and mutual fund.

+	The AlphaCentric Hedged Market Opportunity Fund Class A and Class C commenced operations on September 30, 2016.

++	The AlphaCentric Hedged Market Opportunity Fund Class I, formerly a private Fund, commenced operations on August 31, 2011.

+++	The Fund acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund, so the Predecessor Fund became the Class I shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on August 31, 2011. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com.

Top 10 Holdings by Industry	% of Net Assets
U.S. Government Treasuries	73.0%
Purchased Options	3.5%
Written Options	(3.7)%
Other / Cash & Cash Equivalents	27.2%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Global Innovations Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, compared to its benchmarks:

			Since Inception + -
	Six Months	One Year	September 30, 2018
Class A (GNXAX) without load	2.56%	12.29%	22.14%
Class A (GNXAX) with 5.75% load	(3.32)%	5.83%	16.84%
Class C (GNXCX)	2.17%	11.53%	21.29%
Class I (GNXIX)	2.63%	12.62%	22.50%
S&P 500 Total Return Index **	11.41%	17.91%	17.47%
MSCI AC World Index (TR Gross) ***	5.15%	10.35%	12.33%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2019, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.65%, 2.40% and 1.40% for the AlphaCentric Global Innovations Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s estimated total annual operating expenses as shown in the August 1, 2018 prospectus for the Fund’s inital fiscal period are 2.33%, 3.28% and 2.79% for the AlphaCentric Global Innovations Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2018 prospectus for the Fund’s inital fiscal period are 1.68%, 2.43% and 1.43% for the AlphaCentric Global Innovations Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The MSCI AC World Index (TR Gross) represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

+	The AlphaCentric Global Innovations Fund Class A, Class C and Class I commenced operations on May 31, 2017.

Top 10 Holdings by Industry	% of Net Assets
Common Stocks	91.4%
Other / Cash & Cash Equivalents	8.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Small Cap Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, compared to its benchmarks:

Since Inception + -
September 30, 2018
Class A (SMZAX) without load	(3.40)%
Class A (SMZAX) with 5.75% load	(8.95)%
Class C (SMZCX)	(3.60)%
Class I (SMZIX)	(3.40)%
Russell 2000 Growth Total Return Index **	6.35%
Russell 2000 Total Return Index ***	4.32%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2019, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.65%, 2.40% and 1.40% for the AlphaCentric Small Cap Opportunities Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s estimated total annual operating expenses as shown in the May 30, 2018 prospectus for the Fund’s inital fiscal period are 1.82%, 2.57% and 1.57% for the AlphaCentric Small Cap Opportunities Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the May 30, 2018 prospectus for the Fund’s inital fiscal period are 1.66%, 2.41% and 1.41% for the AlphaCentric Small Cap Opportunities Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Russell 2000 Growth Total Return Index is the US small cap index of choice for measuring the US small cap market segment and serving as the basis for the creation of small cap investment products with emphasis on growth.

***	The Russell 2000 Total Return Index is the US small cap index of choice for measuring the US small cap market segment and serving as the basis for the creation of small cap investment products.

+	The AlphaCentric Small Cap Opportunities Fund Class A, Class C and Class I commenced operations on May 31, 2018.

Top 10 Holdings by Industry	% of Net Assets
Common Stocks	83.0%
Other / Cash & Cash Equivalents	17.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Asset Rotation Fund (rotax, rotcx, rotix)
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 98.2%
	BROAD MARKET - 39.2%
35,200	Vanguard Extended Market ETF	$4,316,224

	GOVERNMENT - 14.9%
14,000	iShares 20+ Year Treasury Bond ETF	1,641,780

	ISRAEL - 10.2%
20,000	iShares MSCI Israel ETF	1,120,200

	LARGE CAP - 33.9%
35,000	Invesco S&P 500 Equal Weight ETF	3,738,350

	TOTAL EXCHANGE TRADED FUNDS (Cost $10,716,261)	10,816,554

	TOTAL INVESTMENTS - 98.2% (Cost $10,716,261)	$10,816,554
	OTHER ASSETS LESS LIABILITIES - 1.8%	194,770
	NET ASSETS - 100%	$11,011,324

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund (bdrax, bdrcx, bdrix)
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 97.2%
	CORPORATE - 47.6%
49,700	iShares iBoxx $ High Yield Corporate Bond ETF	$4,296,068

	GOVERNMENT - 16.5%
12,700	iShares 20+ Year Treasury Bond ETF	1,489,329

	INDEX RELATED - 16.6%
27,700	SPDR Bloomberg Barclays Convertible Securities ETF	1,494,138

	MUNICIPALS - 16.5%
26,400	SPDR Nuveen S&P High Yield Municipal Bond ETF	1,485,528

	TOTAL EXCHANGE TRADED FUNDS (Cost $8,730,714)	8,765,063

	TOTAL INVESTMENTS - 97.2% (Cost $8,730,714)	$8,765,063
	OTHER ASSETS LESS LIABILITIES - 2.8%	251,343
	NET ASSETS - 100%	$9,016,406

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 0.4%
4,951,911	Amur Finance VI LLC, 144A +	8.000	12/20/2024	$4,506,239
4,622,570	AXIS Equipment Finance Receivables IV LLC, 144A	8.830	3/20/2024	4,621,876
	TOTAL ASSET BACKED SECURITIES (Cost $9,562,506)			9,128,115

	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 96.1%
18,656,535	Aames Mortgage Investment Trust 2006-1, 1M Libor + 0.48%	2.696	4/25/2036	16,845,295
897,717	ABFC 2004-OPT4 Trust, 1M Libor + 2.70%	4.916	7/25/2033	846,382
2,829,153	ABFC 2005-HE1 Trust, 1M Libor + 1.05%	3.266	3/25/2035	1,896,008
4,071,980	ABFC 2005-WMC1 Trust, 1M Libor + 0.89%	3.101	6/25/2035	3,024,095
5,104,348	ABFC 2007-NC1 Trust, 1M Libor + 1.00%, 144A	3.216	5/25/2037	2,660,829
4,163,283	ABFS Mortgage Loan Trust 2002-2, (B)	6.785	7/15/2033	3,217,508
5,357,862	ABFS Mortgage Loan Trust 2002-3, (B)	5.902	9/15/2033	4,072,144
610,526	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 1M Libor + 2.03%	4.241	6/25/2034	510,999
5,179,018	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4, 1M Libor + 1.95%	4.166	12/25/2034	2,850,000
2,152,850	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.32%	3.536	1/25/2035	1,812,407
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 1M Libor + 4.13%	6.341	11/25/2033	607,774
6,000,000	ACE Securities Corp Home Equity Loan Trust Series 2005-HE6, 1M Libor + 0.48%	2.696	10/25/2035	4,479,992
17,498,433	ACE Securities Corp Home Equity Loan Trust Series 2005-HE7, 1M Libor + 0.69%	2.906	11/25/2035	13,800,409
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 1M Libor + 3.00%	5.216	8/25/2040	1,562,386
3,547,233	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP4, 1M Libor + 0.29%	2.506	8/25/2036	2,056,461
21,479,609	ACE Securities Corp Home Equity Loan Trust Series 2006-NC1, 1M Libor + 0.65%	2.861	12/25/2035	13,358,472
24,346,500	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1M Libor + 0.28%	2.496	4/25/2036	16,710,189
6,797,752	Adjustable Rate Mortgage Trust 2005-2, 1M Libor + 1.35%	3.566	6/25/2035	4,342,867
9,177	Adjustable Rate Mortgage Trust 2005-3	2.536	7/25/2035	9,189
552,629	Adjustable Rate Mortgage Trust 2005-3, 1M Libor + 0.32%, (A)	3.904	7/25/2035	560,519
3,061,993	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 1M Libor + 3.00%	5.216	6/25/2034	2,206,064
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 5.25%	7.466	10/25/2034	718,522
20,290,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1M Libor + 0.50%	2.716	10/25/2035	15,175,356
28,570	AFC Home Equity Loan Trust, 1M Libor + 0.70%	2.916	12/22/2027	28,006
7,288,335	AFC Trust Series 1999-4, 1M Libor + 0.88%, 144A	3.096	12/26/2029	5,966,328
1,160,227	Alternative Loan Trust 2004-J9, 1M Libor + 2.78%	4.991	10/25/2034	717,471
4,241,401	Alternative Loan Trust 2005-61, 1M Libor + 0.38%	2.596	12/25/2035	3,782,337
2,294,817	Alternative Loan Trust 2006-OA22, 1M Libor + 0.24%	2.456	2/25/2047	1,014,317
5,216,030	American Home Mortgage Assets Trust 2005-1, 1M Libor + 0.86%	2.920	6/25/2045	4,169,249
20,429,058	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.38%	2.596	3/25/2046	15,342,076
5,570,368	Ameriquest Mortgage Securities Inc Asset-Backed	3.716	3/25/2035	2,254,547
3,336,609	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 03 8, 1M Libor + 4.88%	7.091	10/25/2033	2,936,032
2,672,532	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-1, (B)	5.477	2/25/2033	2,338,552
1,963,156	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-1, 1M Libor + 5.55%	5.666	2/25/2033	1,715,548
1,381,099	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-1A1, 1M Libor + 2.25%	4.466	9/25/2034	1,128,234
3,607,916	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 4.50%	6.716	5/25/2034	1,975,134
2,199,965	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.70%	4.916	5/25/2034	1,793,780
3,630,097	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R7, 1M Libor + 3.23%	4.625	8/25/2034	3,663,757
2,722,790	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.92%	4.136	9/25/2034	1,457,737
1,405,587	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.80%	4.016	9/25/2034	1,114,030
2,907,002	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R9, 1M Libor + 2.10%	4.316	10/25/2034	1,650,051
2,351,672	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	4.316	11/25/2034	2,207,490
4,058,323	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5, 1M Libor + 1.83%	4.046	7/25/2035	1,107,870
6,000,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5, 1M Libor + 1.05%	3.266	7/25/2035	4,650,302
12,600,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R6, 1M Libor + 1.15%	3.366	8/25/2035	4,998,045
10,196,437	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R7, 1M Libor + 0.73%	2.946	9/25/2035	2,611,127
4,320,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R7, 1M Libor + 0.65%	2.866	9/25/2035	4,011,351
7,240,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R8, 1M Libor + 1.04%	3.251	10/25/2035	5,491,729
1,405,427	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R10, 1M Libor + 1.45%	3.666	1/25/2036	181,119
26,084,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R10, 1M Libor + 0.69%	2.906	1/25/2036	20,826,741
14,370,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R11, 1M Libor + 0.68%	2.896	1/25/2036	12,272,461
1,724,419	Ameriquest Mortgage Securities Inc Series 2003-6, 1M Libor + 6.00%	5.562	5/25/2033	942,364
9,554,617	Ameriquest Mortgage Securities Trust 2006-R1, 1M Libor + 0.56%	2.776	3/25/2036	2,486,894
181,289	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1M Libor + 0.50%	2.711	6/25/2028	177,050
358,161	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 1M Libor + 1.85%	4.066	11/25/2029	342,489
535,082	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 5.25%	4.555	3/25/2034	440,366
1,190,837	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 144A, 1M Libor + 4.88%	4.555	3/25/2034	706,394
24,000,000	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W3, 1M Libor + 0.46%	2.676	11/25/2035	20,312,424
21,876,330	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W5, 1M Libor + 0.46%	2.676	1/25/2036	13,060,095
36,588,438	Argent Securities, Inc. adj%	2.746	10/25/2035	22,877,620

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 96.1% (continued)
3,231,469	Argent Securities Trust 2006-W1, 1M Libor + 0.41%	2.626	3/25/2036	$1,066,488
28,546,039	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6, 1M Libor + 0.23%	2.446	11/25/2036	23,332,145
17,765,000	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, 1M Libor + 0.64%	2.856	11/25/2035	15,353,817
22,770,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.496	7/25/2036	18,754,973
5,950,632	Asset Backed Securities Corp Home Equity Loan Trust Series WMC 2005-HE5, 1M Libor + 1.05%	3.266	6/25/2035	1,045,934
3,778,100	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.89%	4.106	1/25/2035	3,063,782
5,050,804	Asset-Backed Pass-Through Certificates Series 2005-R2, 1M Libor + 1.17%	3.386	4/25/2035	3,778,838
7,500,000	Asset-Backed Pass-Through Certificates Series 2005-R4, 1M Libor + 1.80%	4.016	7/25/2035	5,855,233
2,309,167	Banc of America Funding 2004-B Trust, (A)	3.533	12/20/2034	2,015,675
3,749,397	Banc of America Mortgage 2004-K Trust, (A)	3.572	12/25/2034	2,211,565
5,369,000	Bayview Financial Mortgage Pass-Through Trust 2006-A, 1M Libor + 1.65%	3.892	2/28/2041	5,359,662
2,806,142	Bear Stearns ALT-A Trust 2004-1, (A)	4.002	2/25/2034	1,806,522
34,802	Bear Stearns ARM Trust 2003-8, (A)	3.823	1/25/2034	33,050
788,163	Bear Stearns ARM Trust 2004-7, (A)	4.750	10/25/2034	762,779
3,850,486	Bear Stearns Asset Backed Securities I Trust 2004-HE11, 1M Libor + 2.55%	4.766	12/25/2034	2,312,142
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CL1, 1M Libor + 0.63%	2.846	9/25/2034	2,844,233
2,727,567	Bear Stearns Asset Backed Securities I Trust 2005-HE1, 1M Libor + 2.33%	4.541	1/25/2035	2,563,012
15,095,645	Bear Stearns Asset Backed Securities I Trust 2006-HE9, 1M Libor + 0.29%	2.506	11/25/2036	13,322,532
18,016,000	Carrington Mortgage Loan Trust Series 2005-FRE1, 1M Libor + 0.51%	2.726	12/25/2035	12,861,667
13,000,000	Carrington Mortgage Loan Trust Series 2005-NC3, 1M Libor + 0.70%	2.916	6/25/2035	8,868,046
3,500,000	Carrington Mortgage Loan Trust Series 2005-NC5, 1M Libor + 0.52%	2.736	10/25/2035	2,129,438
35,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.30%	2.516	7/25/2036	17,801,854
24,526,000	Carrington Mortgage Loan Trust Series 2006-NC1, 1M Libor + 0.42%	2.636	1/25/2036	19,089,572
5,231,000	Carrington Mortgage Loan Trust Series 2006-NC2, 1M Libor + 0.27%	2.486	6/25/2036	3,875,140
10,034,350	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.30%	2.516	10/25/2036	1,453,613
4,170,000	Carrington Mortgage Loan Trust Series 2006-OPT1, 1M Libor + 0.37%	2.586	2/25/2036	2,786,346
8,996,720	Carrington Mortgage Loan Trust Series 2006-RFC1, 1M Libor + 0.29%	2.506	5/25/2036	5,031,637
9,798,284	Carrington Mortgage Loan Trust Series 2007-RFC1, 1M Libor + 0.26%	2.476	12/25/2036	760,876
1,232,413	Centex Home Equity Loan Trust 2002-C, 1M Libor + 1.15%	3.366	9/25/2032	930,842
1,081,064	Centex Home Equity Loan Trust 2004-B, 1M Libor + 2.33%	4.541	3/25/2034	97,809
2,746,448	Centex Home Equity Loan Trust 2004-C, 1M Libor + 2.10%	4.316	6/25/2034	662,993
649,759	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.03%	3.246	9/25/2034	595,857
2,825,156	Centex Home Equity Loan Trust 2005-B, 1M Libor + 1.02%	3.236	3/25/2035	1,835,368
9,622,646	Centex Home Equity Loan Trust 2005-D, 1M Libor + 1.20%	3.416	10/25/2035	7,759,768
17,000,000	Centex Home Equity Loan Trust 2006-A, 1M Libor + 0.37%	2.586	6/25/2036	11,892,376
3,300,000	ChaseFlex Trust Series 2007-2, 1M Libor + 0.44%	2.656	5/25/2037	2,506,387
116,411,965	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.966	12/25/2021	44,720,279
8,000,000	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.966	10/25/2037	6,791,531
20,583,237	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.966	10/25/2037	6,957,141
5,161,106	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.29%	2.506	9/25/2036	1,490,933
3,000,000	Citigroup Mortgage Loan Trust 2006-HE2, 1M Libor + 0.38%	2.596	8/25/2036	1,980,300
7,217,596	Citigroup Mortgage Loan Trust 2006-NC1, 1M Libor + 0.29%	2.506	8/25/2036	3,042,735
2,730,786	Citigroup Mortgage Loan Trust 2006-WMC1, 1M Libor + 0.62%	2.831	12/25/2035	1,231,390
272,745	Citigroup Mortgage Loan Trust 2007-10, (A)	4.689	9/25/2037	225,584
3,221,496	Citigroup Mortgage Loan Trust 2007-AHL1, 1M Libor + 0.27%	2.486	12/25/2036	1,695,751
6,314,895	Citigroup Mortgage Loan Trust 2007-AMC4, 1M Libor + 0..30%	2.516	5/25/2037	3,635,836
9,499,128	Citigroup Mortgage Loan Trust 2007-WFHE2, 1M Libor + 0.65%	2.866	3/25/2037	6,665,960
2,000,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 1.12%	3.336	7/25/2035	1,852,304
6,302,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 0.28%	2.496	6/25/2037	4,752,740
1,437,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 2.50%	4.716	7/25/2037	1,097,811
2,301,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 4.50%	6.716	12/25/2033	2,036,863
4,103,081	Conseco Finance Corp., (A)	7.240	11/15/2028	3,395,238
5,265,982	Conseco Finance Corp., (A)	6.980	9/1/2030	4,588,852
222,936	Countrywide Asset-Backed Certificates, 144A, 1M Libor + 5.63%	7.841	10/25/2032	208,732
505,314	Countrywide Asset-Backed Certificates, 144A, 1M Libor + 1.45%	3.666	3/25/2033	492,844
672,571	Countrywide Asset-Backed Certificates, 144A, 1M Libor + 4.50%	6.716	11/25/2033	704,749
4,650,000	Countrywide Asset-Backed Certificates, 1M Libor + 1.15%	3.366	12/25/2035	2,129,709
7,200,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.84%	3.056	1/25/2036	2,899,037
8,425,842	Countrywide Asset-Backed Certificates, 1M Libor + 1.00%	3.216	1/25/2036	1,956,363
17,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.49%	2.706	4/25/2036	10,975,883
3,200,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.73%	2.946	4/25/2036	1,579,860
4,163,187	Countrywide Asset-Backed Certificates, 1M Libor + 0.39%	2.606	7/25/2036	2,078,638
7,536,298	Countrywide Asset-Backed Certificates, 1M Libor + 0.31%	2.526	1/25/2037	1,692,841
16,270,034	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.466	6/25/2037	7,066,905
4,487,570	Countrywide Asset-Backed Certificates, 1M Libor + 0.34%	2.556	6/25/2037	1,827,629

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 96.1% (continued)
34,923,883	Countrywide Asset-Backed Certificates, 1M Libor + 0.27%	2.486	11/25/2037	$12,243,341
14,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.44%	2.651	1/25/2045	11,544,065
16,435,299	Countrywide Asset-Backed Certificates, 1M Libor + 0.23%	2.446	5/25/2047	3,064,346
31,318,900	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.466	6/25/2047	14,790,460
6,800,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.30%	2.516	6/25/2047	5,228,289
26,400,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.30%	2.516	6/25/2047	20,237,276
14,073,729	Countrywide Asset-Backed Certificates, 1M Libor + 0.26%	2.476	6/25/2047	8,561,791
9,916,000	Countrywide Asset-Backed Certificates, 1M Libor + 1.50%	3.716	10/25/2047	6,718,040
1,654,902	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 2.30%	4.516	7/25/2032	1,603,354
1,238,572	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 3.85%	6.066	4/25/2034	692,606
676,403	Credit-Based Asset Servicing & Securitization LLC,1M Libor + 2.85%, 144A	4.512	10/25/2034	606,112
4,460,007	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.20%, 144A	3.416	7/25/2035	1,193,292
2,000,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.69%	2.906	7/25/2035	1,713,044
5,923,517	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.45%	2.740	7/25/2035	3,174,493
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 144A, (B)	6.000	9/25/2035	3,671,073
1,966,041	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.44%	2.656	12/25/2035	514,388
9,078,000	Credit-Based Asset Servicing & Securitization LLC, 144A, (B)	6.231	12/25/2036	9,658,995
3,778,000	Credit-Based Asset Servicing & Securitization LLC, 144A, (B)	7.250	3/25/2046	1,305,903
1,890,890	Credit-Based Asset Servicing and Securities	6.716	3/25/2033	715,649
1,626,057	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, (A)	4.460	10/25/2033	1,145,101
5,443,824	CWABS Asset-Backed Certificates Trust 2004-7, 1M Libor + 2.10%	4.316	10/25/2034	2,103,144
2,645,346	CWABS Asset-Backed Certificates Trust 2005-11, 1M Libor + 0.72%	2.936	2/25/2036	513,350
18,700,000	CWABS Asset-Backed Certificates Trust 2005-14, 1M Libor + 0.78%	2.996	4/25/2036	12,963,539
8,053,962	CWABS Asset-Backed Certificates Trust 2005-16, 1M Libor + 0.76%	2.976	5/25/2036	2,926,537
17,953,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	3.186	8/25/2047	14,002,949
4,000,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	3.186	8/25/2047	3,091,711
1,740,798	Delta Funding Home Equity Loan Trust 1999-1, (A)	6.800	3/15/2028	1,321,504
2,585,481	Delta Funding Home Equity Loan Trust 1999-2	7.370	8/15/2030	1,808,827
1,284,626	Delta Funding Home Equity Loan Trust 2000-3, (B)	8.390	11/15/2030	1,003,878
1,309,909	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1, 1M Libor + 0.35%, 144A	2.508	4/15/2036	1,042,654
3,562,568	DSLA Mortgage Loan Trust 2004-AR1, 1M Libor + 1.13%	3.293	9/19/2044	2,442,744
10,779,038	Ellington Loan Acquisition Trust 2007-1, 1M Libor + 2.10%, 144A	4.316	5/25/2037	9,126,780
4,245,000	EMC Mortgage Loan Trust, 1M Libor + 2.25%, 144A	4.466	1/25/2041	3,079,634
11,295,506	Encore Credit Receivables Trust 2005-2, 1M Libor + 0.98%	3.191	11/25/2035	6,845,185
3,591,609	Encore Credit Receivables Trust 2005-3, 1M Libor + 1.76%	3.971	10/25/2035	2,044,049
6,437,081	Encore Credit Receivables Trust 2005-4, 1M Libor + 0.70%	2.916	1/25/2036	3,988,945
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 1M Libor + 5.1%	7.316	10/25/2034	1,663,065
1,782,268	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	4.016	4/25/2035	1,536,851
2,342,092	Equity One Mortgage Pass-Through Trust 2003-4, (B)	6.900	10/25/2034	1,156,007
958,447	Equity One Mortgage Pass-Through Trust 2004-1, (B)	5.760	4/25/2034	923,273
26,000,000	Fannie Mae - CAS	4.366	10/25/2030	26,366,903
8,013,510	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.80%	5.016	2/25/2030	8,412,615
8,013,510	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.80%	5.016	2/25/2030	8,236,686
2,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.45%	6.666	5/25/2030	2,157,376
14,538,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.50%	4.716	5/25/2030	15,034,790
8,292,676	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.40%	4.616	5/25/2030	8,674,731
8,414,648	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.40%	4.616	5/25/2030	8,555,640
22,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.25%	4.466	7/25/2030	22,529,909
2,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.00%	6.216	8/25/2030	2,062,622
21,400,894	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.20%	4.416	8/25/2030	21,700,571
7,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.75%	5.966	10/25/2030	7,125,214
10,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.50%	6.716	12/25/2030	10,292,081
8,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.25%	6.466	1/25/2031	8,363,945
6,250,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.35%	4.566	1/25/2031	6,359,391
2,440,801	FFMLT Trust 2005-FF11, 1M Libor + 0.93%	3.146	11/25/2035	1,982,700
2,500,000	FFMLT Trust 2005-FF2, 1M Libor + 1.05%	3.266	3/25/2035	1,228,749
1,468,274	Finance America Mortgage Loan Trust 2004-3, 1M Libor + 1.65%	3.866	11/25/2034	1,153,266
501,115	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	4.841	3/25/2033	493,068
2,455,618	First Franklin Mortgage Loan Trust 2003-FFH4, 1M Libor + 2.48%	4.691	10/25/2033	1,651,557
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2, 1M Libor + 1.88%	4.091	3/25/2034	1,409,282
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 1M Libor + 2.25%	4.466	6/25/2034	770,721
2,433,283	First Franklin Mortgage Loan Trust 2004-FF7, (B)	5.500	9/25/2034	1,666,824
986,256	First Franklin Mortgage Loan Trust 2004-FFH4, 1M Libor + 2.70%	4.916	1/25/2035	570,815
3,431,046	First Franklin Mortgage Loan Trust 2005-FF5, 1M Libor + 1.20%	3.416	5/25/2035	1,802,207
18,792,110	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	2.756	10/25/2035	18,506,941

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 96.1% (continued)
10,873,000	First Franklin Mortgage Loan Trust 2006-FF1, 1M Libor + 0.46%	2.676	1/25/2036	$10,066,031
12,000,000	First Franklin Mortgage Loan Trust 2006-FF4, 1M Libor + 0.36%	2.605	3/25/2036	9,106,388
7,090,443	First Franklin Mortgage Loan Trust 2006-FF7, 1M Libor + 0.25%	2.466	5/25/2036	3,640,879
5,023,348	First Franklin Mortgage Loan Trust 2006-FF9, 1M Libor + 0.25%	2.466	6/25/2036	1,299,895
4,120,000	First Franklin Mortgage Loan Trust 2006-FF15, 1M Libor + 0.31%	2.526	11/25/2036	3,088,179
534,387	First Franklin Mortgage Loan Trust Series 2004-FFC, 1M Libor + 3.75%, 144A	5.966	6/25/2035	535,464
16,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M Libor + 2.50%	4.716	3/25/2030	16,540,310
15,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M Libor + 2.50%	4.716	3/25/2030	15,715,596
3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (A)	4.168	8/25/2048	2,811,300
21,650,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M Libor + 2.30%	4.516	9/25/2030	21,946,635
6,000,000	FREMF 2018-K73 Mortgage Trust, 144A, (A)	3.985	2/25/2028	5,512,456
6,750,000	FREMF 2018-K78 Mortgage Trust, 144A, (A)	4.266	6/25/2051	6,300,684
7,000,000	FREMF 2018-K80 Mortgage Trust, 144A, (A)	4.229	7/25/2028	6,596,100
6,000,000	FREMF 2018-K1505 Mortgage Trust, 144A,(A)	4.306	4/25/2033	4,985,648
6,989,000	FREMF 2018-KF43 Mortgage Trust, 144A, 1M Libor + 2.15%	4.264	1/25/2028	7,061,731
4,455,391	FREMF 2018-KF45 Mortgage Trust, 144A, 1M Libor + 1.95%	4.064	3/25/2025	4,482,702
10,000,000	FREMF 2018-KF48 Mortgage Trust, 144A, 1M Libor + 2.05%	4.266	6/25/2028	10,081,373
10,000,000	FREMF 2018-KF50 Mortgage Trust, 144A, 1M Libor + 0.00%	4.014	7/25/2028	10,029,113
3,500,000	FREMF Mortgage Trust, 144A, (A)	4.117	12/25/2050	3,257,721
8,325,000	FREMF Mortgage Trust adj%	4.368	6/25/2028	7,689,553
1,287,413	Fremont Home Loan Trust 2004-D, 1M Libor + 0.95%	3.161	11/25/2034	1,173,659
3,085,111	Fremont Home Loan Trust 2004-4, 1M Libor + 1.50%	3.716	3/25/2035	1,146,564
1,815,320	Fremont Home Loan Trust 2004-4, 1M Libor + 1.43%	3.641	3/25/2035	1,357,453
406,575	Fremont Home Loan Trust 2004-4, 1M Libor + 0.92%	3.131	3/25/2035	301,386
5,512,618	Fremont Home Loan Trust 2005-A, 1M Libor + 1.05%	3.266	1/25/2035	622,735
4,919,518	Fremont Home Loan Trust 2005-C, 1M Libor + 0.99%	3.206	7/25/2035	1,280,672
7,955,112	Fremont Home Loan Trust 2005-1, 1M Libor + 1.80%	4.016	6/25/2035	1,363,287
13,340,000	Fremont Home Loan Trust 2005-2, 1M Libor + 0.98%	3.191	6/25/2035	8,771,468
8,987,508	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1M Libor + 0.69%	2.906	10/25/2035	7,457,984
2,600,000	GreenPoint Mortgage Funding Trust 2005-HY1, 1M Libor + 0.59%	2.806	7/25/2035	2,177,447
2,558,296	GSAA Home Equity Trust 2004-8, 1M Libor + 1.73%	3.941	9/25/2034	2,378,599
3,447,373	GSAA Home Equity Trust 2004-11, 1M Libor + 1.43%	3.641	12/25/2034	2,737,640
1,658,968	GSAA Home Equity Trust 2005-5, 1M Libor + 2.55%	4.766	2/25/2035	1,146,762
10,241,000	GSAA Trust, 1M Libor + 0.77%	2.986	6/25/2035	6,722,385
4,709,019	GSAMP Trust 2005-AHL2, 1M Libor + 0.44%	2.656	12/25/2035	2,829,004
14,226,000	GSAMP Trust 2005-HE4, 1M Libor + 0.95%	3.161	7/25/2045	11,362,446
5,610,813	GSAMP Trust 2005-HE5, 1M Libor + 0.70%	2.916	11/25/2035	1,911,472
33,109,178	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	2.496	5/25/2046	22,972,585
7,209,138	GSAMP Trust 2006-HE5, 1M Libor + 0.30%	2.516	8/25/2036	4,425,803
6,011,388	GSAMP Trust 2006-HE8, 1M Libor + 0.25%	2.466	1/25/2037	3,080,805
2,248,776	GSAMP Trust 2006-SD2, 1M Libor + 0.47%, 144A	2.686	5/25/2046	1,074,963
8,947,262	GSAMP Trust 2007-HE1, 1M Libor + 0.25%	2.466	3/25/2047	5,331,976
3,000,000	GSAMP Trust 2007-HSBC1, 1M Libor + 2.25%	4.466	2/25/2047	3,078,639
24,054	GSR Mortgage Loan Trust 2005-7F, 1M Libor + 0.50%	2.716	9/25/2035	23,283
397,631	GSRPM Mortgage Loan Trust 2003-1, 1M Libor + 3.65%	5.866	1/25/2032	396,171
1,161,146	GSRPM Mortgage Loan Trust Series 2004-1, 1M Libor + 3.50%, 144A	5.716	9/25/2042	932,663
3,060,316	HarborView Mortgage Loan Trust 2005-15, 1M Libor + 0.37%	2.535	10/20/2045	2,695,808
2,840,593	HarborView Mortgage Loan Trust 2006-12, 1M Libor + 0.25%	2.418	1/19/2038	1,751,787
5,200,118	Home Equity Asset Trust, 1M Libor + 1.25%	3.461	5/25/2035	4,105,988
2,210,622	Home Equity Asset Trust, 1M Libor + 2.17%	4.386	2/25/2034	1,743,219
1,269,285	Home Equity Asset Trust 2003-4, 1M Libor + 4.50%	6.716	10/25/2033	718,651
12,067,105	Home Equity Asset Trust 2005-7, 1M Libor + 0.50%	2.716	1/25/2036	7,819,332
7,206,238	Home Equity Asset Trust 2006-1, 1M Libor + 0.62%	2.836	4/25/2036	5,794,907
6,000,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 1M Libor + 1.95%	4.166	3/25/2035	5,937,166
4,725,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 1M Libor + 1.80%	4.016	8/25/2035	2,778,159
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1M Libor + 0.61%	2.826	10/25/2035	5,804,565
19,977,077	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.47%	2.686	3/25/2036	9,200,539
8,523,319	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A, 1M Libor + 0.40%	2.616	3/25/2036	2,989,283
18,833,122	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-B, 1M Libor + 0.36%	2.576	6/25/2036	7,646,438
6,194,138	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-C, 1M Libor + 0.29%	2.506	8/25/2036	1,443,568
1,044,668	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, (A)	6.537	11/25/2030	1,103,993
5,006,000	HomeBanc Mortgage Trust 2005-3, 1M Libor + 0.51%	2.726	7/25/2035	4,854,269
11,600,000	HSI Asset Securitization Corp Trust 2005-OPT1, 1M Libor + 0.68%	2.891	11/25/2035	9,708,507
13,243,000	HSI Asset Securitization Corp Trust 2006-OPT1, 1M Libor + 0.54%	2.756	12/25/2035	9,641,030
41,014,000	HSI Asset Securitization Corp Trust 2006-OPT4, 1M Libor + 0.31%	2.526	3/25/2036	33,348,032

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 96.1% (continued)
652,113	Impac CMB Trust Series 2004-10, 1M Libor + 0.86%	3.071	3/25/2035	$546,056
39,969	IndyMac INDX Mortgage Loan Trust 2004-AR6, (A)	4.469	10/25/2034	37,789
1,581,413	IXIS Real Estate Capital Trust 2005-HE2, 1M Libor + 1.04%	3.251	9/25/2035	805,907
5,458,061	JP Morgan Mortgage Acquisition Corp 2005-OPT1, 1M Libor + 1.07%	3.281	6/25/2035	3,221,725
10,000,000	JP Morgan Mortgage Acquisition Corp 2006-FRE1, 1M Libor + 0.43%	2.646	5/25/2035	5,775,749
2,759,465	JP Morgan Mortgage Acquisition Trust 2006-ACC1, 1M Libor + 0.32%	2.536	5/25/2036	1,324,433
6,448,000	JP Morgan Mortgage Acquisition Trust 2006-CH1, 1M Libor + 1.80%	4.016	7/25/2036	4,020,924
23,806,000	JP Morgan Mortgage Acquisition Trust 2006-CH2, 1M Libor + 0.21%	2.426	10/25/2036	18,728,744
3,503,402	JP Morgan Mortgage Acquisition Trust 2006-CW1, 1M Libor + 0.30%	2.516	5/25/2036	954,935
9,415,426	JP Morgan Mortgage Acquisition Trust 2006-NC1, 1M Libor + 0.34%	2.556	4/25/2036	6,257,005
3,000,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.75%	2.966	1/25/2037	1,631,011
5,553,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.60%	2.816	1/25/2037	4,377,578
11,493,416	JP Morgan Mortgage Acquisition Trust 2007-CH3, 1M Libor + 0.37%	2.586	3/25/2037	8,950,300
6,700,000	JP Morgan Mortgage Acquisition Trust 2007-CH4, 1M Libor + 0.29%	2.506	5/25/2037	4,926,887
4,500,000	JP Morgan Mortgage Acquisition Trust 2007-CH5, 1M Libor + 0.28%	2.496	6/25/2037	3,791,843
4,662,643	JP Morgan Mortgage Acquisition Trust 2007-HE1, 1M Libor + 0.26%	2.476	3/25/2047	2,258,014
8,000,000	JP Morgan Mortgage Acquisition Trust ADJ%	4.016	7/25/2035	7,658,220
1,680,117	Long Beach Mortgage Loan Trust 2003-1, 1M Libor + 6.00%	8.216	3/25/2033	1,961,363
1,234,582	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.50%	3.716	9/25/2034	1,232,748
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	4.016	9/25/2034	1,093,461
1,347,435	MASTR Adjustable Rate Mortgages Trust 2004-5, (A)	3.947	7/25/2034	1,225,764
1,980,000	MASTR Adjustable Rate Mortgages Trust 2004-14	4.366	1/25/2035	1,979,708
1,267,600	MASTR Alternative Loan Trust 2002-2	7.104	10/25/2032	368,891
2,191,279	Mastr Asset Backed Securities Trust 2003-OPT2, 1M Libor + 5.78%	7.991	5/25/2033	1,714,183
457,631	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor + 1.95%	4.166	9/25/2034	397,760
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 1.80%	4.016	10/25/2034	1,849,098
556,791	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 2.30%	4.511	12/25/2034	641,324
940,890	Mastr Asset Backed Securities Trust 2005-WF1, 1M Libor + 1.86%	4.076	6/25/2035	927,380
3,789,824	Mastr Asset Backed Securities Trust 2006-AM3, 1M Libor + 0.26%	2.476	10/25/2036	1,793,254
3,986,423	Mastr Asset Backed Securities Trust 2007-HE1, 1M Libor + 0.30%	2.516	5/25/2037	985,774
901,537	Mastr Specialized Loan Trust, 1M Libor + 1.75%, 144A	3.765	7/25/2035	857,901
1,462,000	Mastr Specialized Loan Trust, 1M Libor + 1.25%, 144A	3.466	11/25/2035	862,111
1,358,063	Meritage Mortgage Loan Trust 2004-2, 1M Libor + 1.73%	3.941	1/25/2035	972,159
5,860,014	Meritage Mortgage Loan Trust 2005-2, 1M Libor + 0.80%	3.011	11/25/2035	5,635,257
1,542,159	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 1M Libor + 3.45%	5.666	9/25/2032	1,513,083
25,796	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 1M Libor + 1.63%	4.467	12/25/2032	25,943
186,063	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 1M Libor + 1.50%	4.034	2/25/2033	183,655
1,580,035	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 1M Libor + 2.18%	4.391	7/25/2034	1,478,522
2,847,836	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 1M Libor + 2.03%	4.241	6/25/2035	2,313,406
631,252	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, 1M Libor + 1.01%	3.221	3/25/2030	462,072
5,181,150	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1, (A)	4.129	2/25/2036	2,193,829
1,462,324	Metropolitan Asset Funding, Inc.	6.000	2/20/2027	1,199,106
1,453,715	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 1M Libor + 5.25%	7.466	7/25/2034	1,510,009
1,799,137	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.65%	3.866	1/25/2035	697,501
1,935,168	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.35%	3.566	1/25/2035	1,880,338
14,739,000	Morgan Stanley ABS Capital I Inc Trust 2005-HE4, 1M Libor + 0.89%	3.101	7/25/2035	12,345,302
1,472,523	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	3.191	2/25/2035	1,134,058
5,108,157	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 1M Libor + 1.07%	3.281	3/25/2035	2,983,383
8,336,737	Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, 1M Libor + 1.80%	4.016	6/25/2035	1,742,574
3,189,568	Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, 1M Libor + 1.07%	3.281	7/25/2035	433,074
3,683,627	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	2.596	12/25/2035	3,047,303
10,150,000	Morgan Stanley Capital I Inc Trust 2006-HE1, 1M Libor + 0.37%	2.586	1/25/2036	7,940,960
6,341,598	Morgan Stanley Capital I Inc Trust 2006-NC2, 1M Libor + 0.36%	2.576	2/25/2036	4,759,138
1,642,790	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 1M Libor + 5.63%	7.841	2/25/2033	1,607,875
5,489,352	Morgan Stanley Home Equity Loan Trust 2005-2, 1M Libor + 1.07%	3.281	5/25/2035	3,521,621
2,009,822	Morgan Stanley Home Equity Loan Trust 2005-3, 1M Libor + 0.96%	3.176	8/25/2035	756,553
175,190	Morgan Stanley Mortgage Loan Trust 2004-7AR, (A)	4.338	9/25/2034	174,817
5,453,729	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.37%	2.586	3/25/2037	1,984,784
5,929,771	Nationstar Home Equity Loan Trust 2007-B, 1M Libor + 0.47%	2.686	4/25/2037	973,975
2,044,000	New Century Home Equity Loan Trust, (A)	5.650	8/25/2034	1,923,155
12,264,570	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.13%	3.341	3/25/2035	11,526,427
4,012,839	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.31%	2.526	8/25/2036	2,148,082
31,238,215	New Century Home Equity Loan Trust Series 2005-B, 1M Libor + 0.49%	2.706	10/25/2035	25,884,391
9,756,770	New Century Home Equity Loan Trust Series 2005-C, 1M Libor + 0.45%	2.666	12/25/2035	4,927,111
8,390,000	New Century Home Equity Loan Trust Series 2005-D, 1M Libor + 0.47%	2.686	2/25/2036	6,981,504

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 96.1% (continued)
263,832	New Century Home Equity Loan Trust Series 2003-5, 1M Libor + 0.80%	3.016	11/25/2033	$237,224
20,439,000	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.965	12/25/2057	17,206,043
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	7.000	4/25/2033	17,340
17,513	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	6.000	5/25/2033	17,856
3,600,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-HE1, 1M Libor + 1.08%	3.296	9/25/2035	2,901,585
15,534,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE3, 1M Libor + 0.30%	2.516	7/25/2036	6,474,747
1,243,319	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-WF1, 1M Libor + 0.37%	2.586	3/25/2036	1,140,313
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1, 1M Libor + 3.00%	5.216	5/25/2033	3,005,605
207,094	NovaStar Mortgage Funding Trust Series 2003-2, 1M Libor + 1.13%	3.341	9/25/2033	208,423
10,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	4.766	3/25/2035	9,208,082
15,704,244	NovaStar Mortgage Funding Trust Series 2007-2, 1M Libor + 0.30%	2.516	9/25/2037	8,681,039
5,872,799	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, 1M Libor + 0.43%	2.646	12/25/2035	6,854,930
8,054,102	Option One Mortgage Loan Trust 2005-3, 1M Libor + 0.93%	3.146	8/25/2035	7,214,817
3,642,524	Option One Mortgage Loan Trust 2005-3, 1M Libor + 1.01%	3.221	8/25/2035	897,971
3,793,467	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1M Libor + 0.60%	2.816	11/25/2035	1,216,820
2,549,594	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1M Libor + 0.58%	2.796	12/25/2035	464,816
21,250,000	Option One Mortgage Loan Trust 2006-1, 1M Libor + 0.38%	2.596	1/25/2036	15,916,195
9,985,893	Option One Mortgage Loan Trust 2007-CP1, 1M Libor + 0.30%	2.516	3/25/2037	561,317
572,833	Ownit Mortgage Loan Trust Series 2005-1, 1M Libor + 1.17%	3.386	9/25/2035	482,031
2,841,756	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 1M Libor + 1.73%	3.941	10/25/2034	944,908
15,912,585	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 1M Libor + 2.10%	4.316	12/25/2034	11,315,821
3,099,568	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WWF, 1M Libor + 2.03%	4.241	12/25/2034	2,715,666
5,425,564	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 1.02%	3.236	7/25/2035	1,743,346
2,310,000	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 0.98%	3.191	7/25/2035	2,165,332
2,054,652	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ3, 1M Libor + 1.80%	4.016	6/25/2035	1,505,464
2,153,306	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WCW2, 1M Libor + 2.18%	5.141	10/25/2034	179,131
6,346,905	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WCW2, 1M Libor + 2.93%	4.391	10/25/2034	3,893,335
7,333,569	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WHQ2, 1M Libor + 1.95%	4.166	2/25/2035	5,136,432
23,250,000	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WCW3, 1M Libor + 0.64%	2.856	8/25/2035	18,669,913
8,245,893	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1, 1M Libor + 1.88%	4.091	3/25/2035	4,081,205
15,644,677	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ4, 1M Libor + 0.61%	2.826	9/25/2035	7,860,181
4,632,024	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	2.876	9/25/2035	1,457,085
1,133,413	Popular ABS Mortgage Pass-Through Trust 2004-5, (B)	5.255	12/25/2034	1,136,672
2,125,000	Popular ABS Mortgage Pass-Through Trust 2005-C, 1M Libor + 0.70%	2.916	11/25/2035	1,866,167
5,677,527	Popular ABS Mortgage Pass-Through Trust 2006-B, 1M Libor + 0.50%	2.716	5/25/2036	2,017,141
1,186,965	Popular ABS Mortgage Pass-Through Trust 2007-A, 1M Libor + 0.31%	2.526	6/25/2047	554,893
6,343,758	Quest Trust, 1M Libor + 3.23%, 144A	5.441	6/25/2034	4,913,157
2,000,000	Quest Trust, 1M Libor + 3.53%, 144A	5.741	9/25/2034	1,710,087
6,698,180	RAAC Series 2006-RP2 Trust, 1M Libor + 1.25%, 144A	3.466	2/25/2037	4,337,380
4,638,000	RAAC Series 2006-RP4 Trust, 1M Libor + 2.00%, 144A	4.216	1/25/2046	4,334,767
2,000,000	RAAC Series 2007-SP1 Trust, 1M Libor + 1.00%	3.216	3/25/2037	1,493,864
19,500,141	RAAC Series 2007-SP3 Trust, 1M Libor + 2.25%	4.466	9/25/2047	11,357,350
149,137	RAMP Series 2002-RS3 Trust, 1M Libor + 0.98%	3.191	6/25/2032	139,082
1,000,000	RAMP Series 2004-RS12 Trust, (B)	5.686	12/25/2034	1,024,822
2,334,974	RAMP Series 2005-EFC1 Trust, 1M Libor + 1.20%	3.416	5/25/2035	1,171,053
250,000	RAMP Series 2005-EFC3 Trust, 1M Libor + 1.12%	3.336	8/25/2035	232,461
7,363,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	2.916	9/25/2035	5,320,306
2,365,996	RAMP Series 2005-EFC6 Trust, 1M Libor + 0.95%	3.161	11/25/2035	1,015,979
2,858,677	RAMP Series 2005-RS8 Trust, 1M Libor + 0.60%	2.816	9/25/2035	2,071,919
3,175,276	RAMP Series 2005-RZ2 Trust, 1M Libor + 1.25%	3.466	5/25/2035	2,574,893
4,192,266	RAMP Series 2006-EFC1 Trust, 1M Libor + 0.54.%	2.756	2/25/2036	2,196,739
17,509,258	RAMP Series 2006-NC3 Trust, 1M Libor + 0.36%	2.576	3/25/2036	13,477,597
2,165,852	RAMP Series 2006-RS1 Trust, 1M Libor + 0.41%	2.626	1/25/2036	733,370
5,000,000	RAMP Series 2006-RS2 Trust, 1M Libor + 0.39%	2.606	3/25/2036	4,063,364
3,507,357	RAMP Series 2006-RS4 Trust, 1M Libor + 0.38%	2.596	7/25/2036	2,309,621
7,699,829	RAMP Series 2006-RZ3 Trust, 1M Libor + 0.38%	2.596	8/25/2036	5,932,162
14,352,103	RAMP Series 2006-RZ4 Trust, 1M Libor + 0.38%	2.596	10/25/2036	9,881,057
607,936	RASC Series 2003-KS10 Trust, (A)	5.570	12/25/2033	624,807
3,379,894	RASC Series 2004-KS6 Trust, 1M Libor + 1.77%	3.986	7/25/2034	2,733,609
14,338,088	RASC Series 2005-AHL3 Trust, 1M Libor + 0.44%	2.656	11/25/2035	9,996,836
1,860,914	RASC Series 2005-EMX1 Trust, 1M Libor + 4.50%, 144A	6.716	3/25/2035	1,525,506
508,724	RASC Series 2005-EMX2 Trust, 1M Libor + 1.80%	4.016	7/25/2035	23,089
3,328,774	RASC Series 2005-EMX3 Trust, 1M Libor + 0.72%	2.936	9/25/2035	1,527,414
1,327,558	RASC Series 2005-KS1 Trust, 1M Libor + 1.88%	4.091	2/25/2035	741,989
2,198,000	RASC Series 2005-KS5 Trust, 1M Libor + 1.88%	4.091	6/25/2035	1,750,737

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 96.1% (continued)
1,300,508	RASC Series 2005-KS6 Trust, 1M Libor + 2.55%	4.766	7/25/2035	$1,120,163
3,037,000	RASC Series 2005-KS9 Trust, 1M Libor + 1.25%	3.466	10/25/2035	979,773
1,402,890	RASC Series 2006-EMX1 Trust, 1M Libor + 0.47%	2.686	1/25/2036	538,630
7,172,263	RASC Series 2006-EMX2 Trust, 1M Libor + 0.42%	2.636	2/25/2036	4,160,671
10,829,651	RASC Series 2006-EMX3 Trust, 1M Libor + 0.33%	2.546	4/25/2036	7,578,947
6,826,615	RASC Series 2006-EMX4 Trust, 1M Libor + 0.28%	2.496	6/25/2036	4,061,851
7,013,938	RASC Series 2006-KS1 Trust, 1M Libor + 0.53%	2.746	2/25/2036	5,508,862
5,142,461	RASC Series 2006-KS2 Trust, 1M Libor + 0.50%	2.716	3/25/2036	3,268,758
8,462,407	RASC Series 2006-KS4 Trust, 1M Libor + 0.30%	2.516	6/25/2036	7,416,412
16,050,967	RASC Series 2007-KS1 Trust, 1M Libor + 0.24%	2.456	1/25/2037	8,535,623
22,557,883	RASC Series 2007-KS2 Trust, 1M Libor + 0.26%	2.476	2/25/2037	16,064,989
20,000,000	RASC Series 2007-KS3 Trust, 1M Libor + 0.38%	2.596	4/25/2037	12,801,600
552,848	Renaissance Home Equity Loan Trust 2003-2, (B)	4.730	8/25/2033	514,520
6,203,455	Renaissance Home Equity Loan Trust 2004-3, (B)	5.284	11/25/2034	5,665,413
13,363,530	Renaissance Home Equity Loan Trust 2005-1, (B)	5.405	5/25/2035	3,705,102
9,693,471	Renaissance Home Equity Loan Trust 2005-2, (B)	5.101	8/25/2035	4,569,261
1,141,333	RFMSI Series 2005-SA1 Trust, (A)	4.070	3/25/2035	528,544
424,757	SASCO Mortgage Loan Trust 2003-GEL1, 1M Libor + 4.50%	6.716	10/25/2033	327,412
107,021	Saxon Asset Securities Trust 2003-3, 1M Libor + 2.93%	4.364	12/25/2033	88,473
1,381,431	Saxon Asset Securities Trust 2004-2, (B)	4.347	8/25/2035	1,214,437
2,149,653	Saxon Asset Securities Trust 2005-2, 1M Libor + 0.71%	2.921	10/25/2035	1,366,915
4,956,460	Saxon Asset Securities Trust 2005-4, 1M Libor + 0.62%	2.836	11/25/2037	2,470,823
9,327,575	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.32%	2.536	9/25/2036	4,525,063
9,935,000	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.30%	2.516	9/25/2036	8,689,465
8,453,025	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.90%	3.116	9/25/2047	533,475
36,690,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	3.016	9/25/2047	30,663,312
21,892,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	3.016	9/25/2047	17,301,458
8,635,000	Saxon Asset Securities Trust 2007-4, 144A, 1M Libor + 3.00%	5.216	12/25/2037	5,340,891
7,275,000	Seasoned Credit Risk Transfer Trust Series 2017-3, (A)	4.750	7/25/2056	7,184,452
3,000,000	Seasoned Credit Risk Transfer Trust Series 2017-2, (A)	4.000	8/25/2056	2,791,875
8,275,000	Seasoned Credit Risk Transfer Trust Series 2018-1, (A)	4.750	5/25/2057	8,119,570
794,438	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 1M Libor + 1.83%	4.046	1/25/2035	721,556
9,400,449	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.67%	2.886	10/25/2035	542,414
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.64%	2.856	10/25/2035	4,250,938
3,000,000	Securitized Asset Backed Receivables LLC Trust 2006-OP1, 1M Libor + 1.20%	3.416	10/25/2035	1,698,837
1,500,000	Security National Mortgage Loan Trust 2005-2, 144A, (A)	7.846	2/25/2035	1,109,397
1,611,884	Security National Mortgage Loan Trust ADJ%, 144A	2.616	2/25/2035	1,427,044
2,052,088	Sequoia Mortgage Trust 2004-10, 1M Libor + 0.75%	2.915	11/20/2034	1,789,170
23,417,426	Sequoia Mortgage Trust 2004-10, (A)	0.354	11/20/2034	178,666
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1M Libor + 0.59%	2.806	10/25/2035	3,971,700
1,415,765	Soundview Home Loan Trust 2005-1, 1M Libor + 1.95%	4.166	4/25/2035	1,336,124
1,300,716	Soundview Home Loan Trust 2005-A, 1M Libor + 1.35%	3.566	4/25/2035	1,311,777
5,321,456	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 1.05%	3.266	6/25/2035	1,846,713
4,542,879	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 0.83%	3.041	6/25/2035	3,103,191
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1M Libor + 0.98%	3.191	8/25/2035	5,345,642
1,787,500	Soundview Home Loan Trust 2005-OPT3, 1M Libor + 0.68%	2.896	11/25/2035	616,408
7,100,091	Soundview Home Loan Trust 2005-OPT4, 1M Libor + 0.55%	2.766	12/25/2035	2,603,117
9,830,336	Soundview Home Loan Trust 2006-1, 1M Libor + 0.41%	2.626	2/25/2036	3,419,764
1,469,359	Soundview Home Loan Trust 2006-EQ1, 1M Libor + 0.25%	2.466	10/25/2036	853,426
5,000,000	Soundview Home Loan Trust 2006-OPT1, 1M Libor + 0.35%	2.561	3/25/2036	2,963,177
47,852,097	Soundview Home Loan Trust 2006-OPT2, 1M Libor + 0.30%	2.516	5/25/2036	30,920,699
56,518,974	Soundview Home Loan Trust 2006-OPT5, 1M Libor + 0.25%	2.466	7/25/2036	31,311,692
4,361,438	Specialty Underwriting & Residential Finance Trust Series 2006-AB1, 1M Libor + 0.39%	2.606	12/25/2036	1,553,307
23,614,673	Specialty Underwriting & Residential Finance Trust Series 2006-BC3, 1M Libor + 0.15%	2.366	6/25/2037	16,294,098
11,500,000	STACR Trust 2018-DNA2, 1M Libor + 3.70%, 144A	5.916	12/25/2030	11,628,611
6,000,000	STACR Trust 2018-DNA2, 1M Libor + 2.15%, 144A	4.366	12/25/2030	6,062,165
3,130,600	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.73%	3.941	12/25/2034	2,715,356
23,377,905	Structured Asset Investment Loan Trust 2005-1, 1M Libor + 1.14%	3.356	2/25/2035	17,226,568
10,750,582	Structured Asset Investment Loan Trust 2005-6, 1M Libor + 0.98%	3.191	7/25/2035	7,234,225
9,629,872	Structured Asset Investment Loan Trust 2005-8, 1M Libor + 0.75%	2.966	10/25/2035	7,374,975
3,534,755	Structured Asset Investment Loan Trust 2005-9, 1M Libor + 0.45%	2.666	11/25/2035	1,992,824
3,228,228	Structured Asset Investment Loan Trust 2005-HE2, 1M Libor + 0.78%	2.996	7/25/2035	2,153,218
35,000,000	Structured Asset Investment Loan Trust 2005-HE3, 1M Libor + 0.74%	2.951	9/25/2035	31,843,801
304,183	Structured Asset Mortgage Investments II Trust 2004-AR5, (A)	3.801	10/19/2034	299,747
2,720,667	Structured Asset Mortgage Investments Trust 2002-AR4, 1M Libor + 0.83%	2.993	2/19/2033	2,063,545

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 96.1% (continued)
6,876,000	Structured Asset Securities ADJ%	3.166	2/25/2036	$4,493,938
2,209,407	Structured Asset Securities Corp 2005-NC1, 1M Libor + 1.30%	3.516	2/25/2035	1,481,433
1,628,177	Structured Asset Securities Corp 2005-RMS1, 1M Libor + 0.75%	2.966	2/25/2035	1,333,164
478,047	Structured Asset Securities Corp 2005-WF1, 1M Libor + 1.91%	4.121	2/25/2035	468,407
2,847,846	Structured Asset Securities Corp Mortgage Loan Trust 2005-NC2, 1M Libor + 0.70%	2.916	5/25/2035	2,522,230
1,876,560	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 1M Libor + 3.75%, 144A	5.966	7/25/2035	1,272,059
3,500,000	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF4, 1M Libor + 3.75%	5.966	11/25/2035	1,775,589
5,489,728	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL1, 1M Libor + 2.25%, 144A	4.466	11/25/2035	4,400,162
21,514,981	Structured Asset Securities Corp Mortgage Loan Trust 2006-OPT1, 1M Libor + 0.30%	2.516	4/25/2036	16,080,630
4,102,970	Structured Asset Securities Corp Mortgage Loan Trust 2006-W1, 1M Libor + 0.30%, 144A	2.516	8/25/2046	1,418,673
13,810,000	Structured Asset Securities Corp Mortgage Loan Trust 2007-WF2, 1M Libor + 2.25%, 144A	4.466	8/25/2037	12,733,360
7,988,000	Terwin Mortgage Trust 2006-1, 1M Libor + 0.49%, 144A	2.706	1/25/2037	4,894,586
10,921,511	Terwin Mortgage Trust 2006-5, 1M Libor + 0.36%, 144A	2.576	7/25/2037	7,837,361
7,425,000	Terwin Mortgage Trust 2006-7, 1M Libor + 0.27%, 144A	2.486	7/25/2037	5,247,113
3,551,000	Terwin Mortgage Trust 2007-QHL1, 1M Libor + 1.50%, 144A	3.716	10/25/2038	3,103,899
2,963,137	Terwin Mortgage Trust Series TMTS 2005-6HE, 1M Libor + 1.20%	3.416	4/25/2036	2,467,938
816,912	Thornburg Mortgage Securities Trust 2004-2, 1M Libor + 1.00%	3.216	6/25/2044	535,259
36,387,000	Towd Point Mortgage Trust 2016-4, (A)	4.015	7/25/2056	33,656,301
38,592,000	Towd Point Mortgage Trust 2017-2, (A)	4.116	4/25/2057	35,727,204
23,598,000	Towd Point Mortgage Trust 2017-3, (A)	4.053	7/25/2057	21,112,255
26,049,000	Towd Point Mortgage Trust 2017-6, (A)	3.504	10/25/2057	23,587,763
23,229,000	Towd Point Mortgage Trust 2018-1, (A)	3.931	1/25/2058	22,289,073
757,000	Truman Capital Mortgage Loan T Adj%	5.500	3/25/2037	786,593
254,260	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1M Libor + 1.25%	2.268	11/25/2042	251,458
1,934,105	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust	3.848	10/25/2033	1,477,778
3,535,489	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Trust	3.729	4/25/2035	3,089,058
2,900,685	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1M Libor + 0.36%	2.576	4/25/2036	1,030,064
6,875,861	Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust, 1M Libor + 0.45%	2.666	5/25/2036	4,721,776
10,050,743	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust, 1M Libor + 0.35%	2.566	7/25/2036	4,400,898
11,790,749	Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 1M Libor + 0.27%	2.486	1/25/2037	9,017,164
52,826	Wells Fargo Mortgage Backed Securities 2005-4 Trust, , 1M Libor + 0.60%	2.816	4/25/2035	52,271
21,211	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, (A)	4.233	6/25/2034	21,185
3,140,225	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, (A)	4.130	6/25/2035	2,761,245
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,294,326,891)			2,439,869,280

	PRIVATE PLACEMENT - 0.1%
1,900,000	AMUR Finance Company, Inc. ** + (Cost $1,900,000)	18.000	7/27/2021	1,897,956

	REAL ESTATE INVESTMENT TRUSTS - 0.8%
511,576	American Homes 4 Rent			11,198,399
462,716	Invitation Homes, Inc.			10,600,823
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,317,980)			21,799,222

Principal ($)
	U.S. GOVERNMENT TREASURY NOTES - 2.1%
18,000,000	United States Treasury Note	2.250	2/15/2021	17,751,445
20,000,000	United States Treasury Note	2.625	5/15/2021	19,876,562
15,000,000	United States Treasury Note	2.625	6/15/2021	14,902,148
	TOTAL U.S. GOVERNMENT TREASURY NOTES (Cost $52,867,014)			52,530,155

	TOTAL INVESTMENTS - 99.5% (Cost - $2,378,974,391)			$2,525,224,728
	OTHER ASSETS LESS LIABILITIES - 0.5%			12,972,362
	TOTAL NET ASSETS - 100.0%			$2,538,197,090

**	Illiquid security. Total illiquid securities represents 0.07% of net assets as of September 30, 2018.

+	Fair Valued by the Board of Trustees in good faith.

(A)	Variable rate security.

(B)	STEP Coupon Bond

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At September 30, 2018 144A securities amounted to $438,983,307 or 17.3% of net assets.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund (hmxax, hmxcx, hmxix)
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

		Notional
	Contracts	Amount	Exercise Price	Expiration	Value
PURCHASED CALL OPTIONS - 1.4%
S&P500 E-MINI	90	$13,725,000	$3,050.00	12/24/2018	$47,250
S&P500 E-MINI	90	13,725,000	3,050.00	12/24/2018	39,150
S&P500 E-MINI 3rd week	100	14,875,000	2,975.00	10/22/2018	18,500
S&P500 E-MINI 3rd week	120	18,450,000	3,075.00	11/19/2018	10,800
TOTAL PURCHASED CALL OPTIONS (Cost $157,175)					115,700

PURCHASED PUT OPTIONS - 2.1%
S&P500 E-MINI	70	9,187,500	2,625.00	12/24/2018	43,750
S&P500 E-MINI	70	9,187,500	2,625.00	12/24/2018	48,300
S&P500 E-MINI 3rd week	60	8,100,000	2,700.00	10/22/2018	9,000
S&P500 E-MINI 3rd week	120	16,500,000	2,750.00	11/19/2018	74,400
TOTAL PURCHASED PUT OPTIONS (Cost $332,550)					175,450

TOTAL PURCHASED OPTIONS (Cost $489,725)					291,150

Principal ($)
	U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 73.0%
900,000	United States Treasury Bill, 0.000% due 11/8/2018	898,523
3,000,000	United States Treasury Bill, 0.000% due 1/3/2019 #	2,982,826
500,000	United States Treasury Bill, 0.000% due 3/28/2019	494,314
500,000	United States Treasury Bill, 0.000% due 6/20/2019	491,271
500,000	United States Treasury Bill, 0.000% due 7/18/2019	490,162
700,000	United States Treasury Bill, 0.000% due 8/15/2019	684,673
		6,041,769

	TOTAL SHORT- TERM INVESTMENTS (Cost $6,047,769)	6,041,769

	TOTAL INVESTMENTS - 76.5% (Cost $6,537,494)	$6,332,919
	OPTIONS WRITTEN - (3.7)% (Proceeds - $558,753)	(308,275)
	OTHER ASSETS LESS LIABILITIES - 27.2%	2,252,518
	NET ASSETS - 100%	$8,277,162

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund (hmxax, hmxcx, hmxix)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

		Notional
	Contracts	Amount	Exercise Price	Expiration	Value
WRITTEN CALL OPTIONS - (1.2)%
S&P500 E-MINI	180	$27,000,000	$3,000.00	12/24/2018	$41,850
S&P500 E-MINI	180	27,900,000	3,100.00	12/24/2018	34,650
S&P E-MINI 1st week	120	18,150,000	3,025.00	10/8/2018	600
S&P E-MINI 1st week	30	4,470,000	2,980.00	10/8/2018	375
S&P E-MINI 2nd week	120	18,150,000	3,025.00	10/15/2018	2,400
S&P E-MINI 3rd week	200	30,250,000	3,025.00	10/22/2018	10,500
S&P E-MINI 3rd week	240	37,500,000	3,125.00	11/19/2018	10,200
TOTAL WRITTEN CALL OPTIONS (Proceeds $153,777)					100,575

WRITTEN PUT OPTIONS - (2.5)%
E-MINI SP M Week	90	12,487,500	2,775.00	10/2/2018	900
E-MINI SP W Week	60	8,325,000	2,775.00	10/4/2018	2,100
S&P500 E-MINI	70	9,187,500	2,625.00	12/24/2018	43,225
S&P500 E-MINI	35	4,856,250	2,775.00	12/24/2018	47,775
S&P E-MINI 1st week	210	28,612,500	2,725.00	10/8/2018	—
S&P E-MINI 1st week	105	13,518,750	2,575.00	10/8/2018	2,100
S&P E-MINI 2nd week	120	15,750,000	2,625.00	10/15/2018	7,500
S&P E-MINI 3rd week	120	15,900,000	2,650.00	10/22/2018	14,100
S&P E-MINI 3rd week	120	15,300,000	2,550.00	10/22/2018	9,300
S&P E-MINI 3rd week	240	31,200,000	2,600.00	11/19/2018	72,000
S&P E-MINI 4th week	60	7,875,000	2,625.00	10/29/2018	8,700
TOTAL WRITTEN PUT OPTIONS (Proceeds $404,976)					207,700

TOTAL WRITTEN OPTIONS (Proceeds $558,753)					308,275

FUTURES CONTRACTS

Open Long
Future					Unrealized Appreciation/
Contracts	Description	Counterparty	Expiration Date	Notional Amount	(Depreciation)
5	CBOE VIX Future	Gain Capital Group, LLC	Oct-18	$69,875	$(725)

Open Short
Future					Unrealized Appreciation/
Contracts	Description	Counterparty	Expiration Date	Notional Amount	(Depreciation)
(5)	CBOE VIX Future	Gain Capital Group, LLC	Nov-18	(74,875)	$(275)
Net Unrealized Depreciation from Open Futures Contracts					$(1,000)

^	Zero Coupon Bonds.

#	All or a portion of this investment is segregated as collateral for option contracts.

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund (gnxax, gnxcx, gnxix)
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2018

Shares		Value
	COMMON STOCKS - 91.4%
	ELECTRICAL EQUIPMENT - 17.2%
13,627	Allied Motion Technologies, Inc.	$741,718
13,040	Cognex Corp.	727,893
1,700	Keyence Corp.	987,507
9,813	Novanta, Inc. *	671,209
8,135	RENISHAW PLC	503,265
4,779	Rockwell Automation, Inc.	896,158
		4,527,750
	HARDWARE - 2.5%
4,500	Nidec Corp.	647,555

	HOME FURNISHINGS - 2.7%
6,380	iRobot Corp. *	701,290

	MACHINERY-DIVERSIFIED - 27.0%
40,509	ATS Automation Tooling Systems, Inc. *	752,767
11,322	Cargotec Oyj	509,188
17,800	Daifuku Co Ltd.	907,356
4,800	FANUC Corp	905,190
675,000	Fastbrick Robotics Ltd. *	90,353
22,700	Harmonic Drive Systems, Inc.	836,374
5,154	Kardex AG	879,050
6,491	Kuka AG	584,296
16,500	Omron Corp.	697,275
12,966	Scott Technology Ltd.	26,303
27,000	Yaskawa Electric Corp.	802,263
11,500	Yushin Precision Equipment Co Ltd.	125,747
		7,116,162
	MANUFACTURED GOODS - 2.0%
10,900	Nachi-Fujikoshi Corp.	536,435

	MEDICAL EQUIPMENT & DEVICES - 21.5%
100,950	Accuray, Inc. *	454,275
571,426	Corindus Vascular Robotics, Inc. *	811,425
11,975	Globus Medical, Inc. *	679,701
1,852	Intuitive Surgical, Inc. *	1,063,048
9,557	Mazor Robotics Ltd. *	557,364
225,000	Restoration Robotics, Inc. *	652,500
2,554	Tecan Group AG	607,124
142,395	TransEnterix, Inc. *	825,891
		5,651,328

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund (gnxax, gnxcx, gnxix)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
SEPTEMBER 30, 2018

Shares		Value
	SEMICONDUCTORS - 2.8%
21,235	Brooks Automation, Inc.	$743,862

	SOFTWARE - 12.7%
13,100	Blue Prism Group PLC *	405,723
39,007	Nuance Communications, Inc. *	675,601
12,338	Omnicell, Inc. *	887,102
7,364	PTC, Inc. *	781,983
6,084	Synopsys, Inc. *	599,943
		3,350,352
	TECHNOLOGY SERVICES - 3.0%
5,144	International Business Machines Corp.	777,824

	TOTAL COMMON STOCKS - (Cost $22,874,513)	24,052,558

	TOTAL INVESTMENTS - 91.4% (Cost $22,874,513)	$24,052,558
	OTHER ASSETS LESS LIABILITIES - 8.6%	2,248,154
	NET ASSETS - 100%	$26,300,712

*	Non-income producing security

See accompanying notes to financial statements.

AlphaCentric Small Cap Opportunities Fund (smzax, smzcx, smzix)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Shares		Value
	COMMON STOCKS - 83.0%
	AEROSPACE & DEFENSE - 1.4%
3,623	Woodward, Inc.	$292,956

	APPAREL & TEXTILE PRODUCTS - 0.0%
32	Steven Madden Ltd.	1,692

	AUTOMOTIVE - 0.6%
2,715	Tenneco, Inc.	114,410

	BANKING - 19.3%
7,747	Ameris Bancorp	354,038
49,014	Bank of NT Butterfield & Son Ltd.	1,073,407
19,306	Home BancShares, Inc.	1,161,256
85,511	Investors Bancorp, Inc.	1,049,220
1,021	Pinnacle Financial Partners, Inc.	84,386
3,747	Texas Capital Bancshares, Inc.	194,319
		3,916,626
	BIOTECH & PHARMA - 29.4%
20,484	Aerie Pharmaceuticals, Inc. *	1,260,790
43,622	Aimmune Therapeutics, Inc. *	1,190,008
5,019	Amicus Therapeutics, Inc. *	60,680
555	AnaptysBio, Inc. *	55,372
82,706	Array BioPharma, Inc. *	1,257,131
1,054	Blueprint Medicines Corp. *	82,275
1,729	Clovis Oncology, Inc. *	50,781
37,786	Immunomedics, Inc. *	787,082
1,292	Loxo Oncology, Inc. *	220,712
2,159	Madrigal Pharmaceuticals, Inc. *	462,307
22	Portola Pharmaceuticals, Inc. *	586
1,762	Sage Therapeutics, Inc. *	248,883
14,614	Spectrum Pharmaceuticals, Inc. *	245,515
1,350	Supernus Pharmaceuticals, Inc. *	67,973
		5,990,095
	CHEMICALS - 0.5%
2,072	PolyOne Corp.	90,588

	COMMERCIAL SERVICES - 3.2%
6,598	ABM Industries, Inc.	212,786
1,217	Brink’s Co.	84,886
8,936	Healthcare Services Group, Inc.	362,980
		660,652
	CONSTRUCTION MATERIALS - 2.7%
45	Louisiana-Pacific Corp.	1,192
30,242	Summit Materials, Inc. *	549,800
		550,992

See accompanying notes to financial statements.

AlphaCentric Small Cap Opportunities Fund (smzax, smzcx, smzix)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Shares		Value
	CONSUMER PRODUCTS - 0.5%
634	J&J Snack Foods Corp.	$95,664

	ENGINEERING & CONSTRUCTION SERVICES - 6.1%
18	EMCOR Group, Inc.	1,352
21,966	Granite Construction, Inc.	1,003,846
2,265	Installed Building Products, Inc. *	88,335
2,423	TopBuild Corp. *	137,675
		1,231,208
	GAMING, LODGING, & RESTAURANTS - 0.0%
37	Dave & Buster’s Entertainment, Inc. *	2,450

	HARDWARE - 1.0%
3,337	Ciena Corp. *	104,248
1,668	Lumentum Holdings, Inc. *	99,997
		204,245
	HEALTHCARE FACILITIES & SERVICES - 6.1%
1,908	PRA Health Sciences, Inc. *	210,242
19,805	Syneos Health, Inc. *	1,020,948
		1,231,190
	MEDIA - 1.3%
3,299	Nexstar Media Group, Inc.	268,539

	MEDICAL EQUIPMENT & DEVICES - 0.5%
2,315	Catalent, Inc. *	105,448

	OIL, GAS & COAL - 0.9%
15,571	Callon Petroleum Co. *	186,696

	PASSENGER TRANSPORTATION - 2.7%
2,123	Allegiant Travel Co.	269,196
7,156	Hawaiian Holdings, Inc.	286,956
		556,152
	REAL ESTATE - 0.0%
51	QTS Realty Trust, Inc.	2,176
19	Ryman Hospitality Properties, Inc.	1,637
		3,813
	RETAIL - CONSUMER STAPLES - 0.6%
1,627	PriceSmart, Inc.	131,706

	RETAIL - 2.8%
3,466	Beacon Roofing Supply, Inc. *	125,435
3,498	The Children’s Place, Inc.	447,044
		572,479
	SOFTWARE - 0.6%
1,383	j2 Global, Inc.	114,581

See accompanying notes to financial statements.

AlphaCentric Small Cap Opportunities Fund (smzax, smzcx, smzix)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Shares		Value
	TECHNOLOGY SERVICES - 1.0%
1,713	Maximus, Inc.	$111,448
1,146	Medidata Solutions, Inc. *	84,013
		195,461
	TRANSPORTATION & LOGISTICS - 0.6%
3,772	Knight-Swift Transportation Holdings, Inc.	130,059

	WASTE & ENVIRONMENTAL SVCS & EQUIPMENT - 1.2%
8,799	Advanced Disposal Services, Inc. *	238,277

	TOTAL COMMON STOCKS - (Cost $17,884,633)	16,885,979

	SHORT-TERM INVESTMENT - 17.3%
	MONEY MARKET FUND - 17.3%
3,526,798	Goldman Sachs Financial Square Funds - Government
	Institutional Class to yield 1.61% ** (Cost $3,526,798)	3,526,798

	TOTAL INVESTMENTS - 100.3% (Cost $21,411,431)	$20,412,777
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(68,226)
	NET ASSETS - 100%	$20,344,551

*	Non-income producing security

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

See accompanying notes to financial statements.

AlphaCentric Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2018

			AlphaCentric	AlphaCentric		AlphaCentric
	AlphaCentric	AlphaCentric	Income	Hedged Market	AlphaCentric	Small Cap
	Asset Rotation	Bond Rotation	Opportunities	Opportunity	Global	Opportunities
	Fund	Fund	Fund	Fund	Innovations Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$10,716,261	$8,730,714	$2,378,974,391	$6,537,494	$22,874,513	$21,411,431
Investments, at value	$10,816,554	$8,765,063	$2,525,224,728	$6,332,919	$24,052,558	$20,412,777
Cash	224,506	269,338	53,854,459	—	1,439,414	—
Cash at broker for options and futures		—		2,297,548	—	—
Receivable for securities sold	—	—	—	—	881,162	—
Receivable for Fund shares sold	—	1,300	6,311,105	—	53,701	40,598
Dividends and interest receivable	16,981	317	3,405,097	857	34,261	8,648
Prepaid expenses and other assets	1,581	—	75,341	4,972	26,028	14,473
TOTAL ASSETS	11,059,622	9,036,018	2,588,870,730	8,636,296	26,487,124	20,476,496

LIABILITIES
Payable for investments purchased	—	—	46,983,389	—	155,808	108,044
Unrealized depreciation on open futures contracts	—	—	—	1,000	—	—
Options Written (Proceeds $558,753)	—	—	—	308,275	—	—
Payable for Fund shares repurchased	16,687	—	551,593	30,303	—	2,360
Management fees payable	3,700	1,600	2,681,197	3,282	11,343	9,832
Distribution (12b-1) fees payable	6,102	3,357	309,263	589	4,917	1
Administration fees payable	2,027	350	47,092	350	351	1,159
Fees payable to other related parties	604	1,097	73,670	2,452	1,168	843
Accrued Trustees fees and expenses	2,757	2,707	4,228	3,959	2,774	167
Accrued expenses and other liabilities	16,421	10,501	23,208	8,924	10,051	9,539
TOTAL LIABILITIES	48,298	19,612	50,673,640	359,134	186,412	131,945
NET ASSETS	$11,011,324	$9,016,406	$2,538,197,090	$8,277,162	$26,300,712	$20,344,551

Composition of Net Assets:
Paid in capital	$18,065,242	$9,759,559	$2,445,699,756	$10,869,440	$25,316,901	$21,321,143
Accumulated undistributed net investment income (loss)	259,640	(1,718)	(38,731,448)	(66,658)	(85,847)	(28,955)
Accumulated net realized gain (loss) from security transactions, option contracts, and foreign currency translations	(7,413,851)	(775,784)	(15,021,555)	(2,595,836)	(107,950)	51,017
Net unrealized appreciation (depreciation) on investments, option contracts and foreign currency translations	100,293	34,349	146,250,337	70,216	1,177,608	(998,654)
NET ASSETS	$11,011,324	$9,016,406	$2,538,197,090	$8,277,162	$26,300,712	$20,344,551

See accompanying notes to financial statements.

AlphaCentric Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)

September 30, 2018

					AlphaCentric		AlphaCentric				AlphaCentric
	AlphaCentric		AlphaCentric		Income		Hedged Market		AlphaCentric		Small Cap
	Asset Rotation		Bond Rotation		Opportunities		Opportunity		Global		Opportunities
	Fund		Fund		Fund		Fund		Innovations Fund		Fund
Net Asset Value Per Share:
Class A Shares (ROTAX, BDRAX, IOFAX, HMXAX, GNXAX, SMZAX):
Net Assets	$7,414,528		$8,772,057		$358,543,366		$2,231,874		$6,547,203		$966
Shares of beneficial interest outstanding (a)	758,200		941,788		28,890,796		130,111		510,801		100
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.78		$9.31		$12.41		$17.15		$12.82		$9.66
Maximum offering price per share	$10.38	(b)	$9.78	(c)	$13.03	(c)	$18.20	(b)	$13.60	(b)	$10.25	(b)

Class C Shares (ROTCX, BDRCX, IOFCX, HMXCX, GNXCX, SMZCX):
Net Assets	$501,535		$939		$77,716,433		$158,645		$757,593		$963
Shares of beneficial interest outstanding (a)	51,068		100		6,282,661		9,379		59,680		100
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$9.82	(d)	$9.39		$12.37		$16.91		$12.69		$9.63

Class I Shares (ROTIX, BDRIX, IOFIX, HMXIX, GNXIX, SMZIX):
Net Assets	$3,095,261		$243,410		$2,101,937,291		$5,886,643		$18,995,916		$20,342,622
Shares of beneficial interest outstanding (a)	316,922		26,098		169,151,946		339,473		1,476,222		2,105,877
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$9.77		$9.33		$12.43		$17.34		$12.87		$9.66

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

See accompanying notes to financial statements.

AlphaCentric Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months and Period Ended September 30, 2018

			AlphaCentric	AlphaCentric		AlphaCentric
	AlphaCentric	AlphaCentric	Income	Hedged Market	AlphaCentric	Small Cap
	Asset Rotation	Bond Rotation	Opportunities	Opportunity	Global Innovations	Opportunities
	Fund	Fund	Fund	Fund	Fund	Fund *
INVESTMENT INCOME
Dividends (AGIF: Tax witholding of $7,861)	$89,833	$117,206	$103,620	$—	$104,004	$35,180
Interest	2,864	7,646	32,790,260	64,730	13,544	18,830
TOTAL INVESTMENT INCOME	92,697	124,852	32,893,880	64,730	117,548	54,010

EXPENSES
Management fees	72,701	59,135	16,205,007	78,996	165,729	73,385
Distribution (12b-1) fees:
Class A	9,933	11,519	397,957	3,225	11,901	1
Class C	2,975	6	332,172	785	2,005	4
Registration fees	15,366	4,685	29,309	22,042	28,769	3,014
Audit fees	6,793	6,793	18,377	6,182	8,109	6,283
Trustees fees and expenses	6,393	6,381	7,424	6,219	6,627	2,730
Legal fees	6,241	6,145	11,253	5,941	5,917	7,786
Shareholder servicing fees	5,988	2,940	541,438	4,863	9,607	797
Administrative fees	5,338	5,238	475,262	7,640	10,866	6,112
Compliance officer fees	4,984	5,026	29,010	3,820	7,949	3,698
MFund service fees	4,252	3,926	326,607	3,861	6,485	3,693
Printing and postage expenses	1,874	1,874	37,714	1,874	2,733	5,853
Custodian fees	1,405	1,504	59,986	2,385	17,791	1,665
Insurance expense	188	171	22,069	422	504	392
Line of Credit fees	—	—	86,778	—	—	—
Other expenses	924	1,008	59,678	1,069	2,822	1,290
TOTAL EXPENSES	145,355	116,351	18,640,041	149,324	287,814	116,703
Less: Fees waived by the Manager	(60,372)	(46,195)	(1,690,302)	(55,731)	(84,419)	(33,738)
NET EXPENSES	84,983	70,156	16,949,739	93,593	203,395	82,965

NET INVESTMENT INCOME (LOSS)	7,714	54,696	15,944,141	(28,863)	(85,847)	(28,955)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(401,119)	(171,701)	3,474,834	—	(650,784)	51,017
Foreign Currencies Translation	—	—	—	—	(19,905)	—
Futures Contracts	—	—	—	—	—	—
Options Purchased	—	—	—	(379,157)	—	—
Options Written	—	—	—	937,327	—	—
	(401,119)	(171,701)	3,474,834	558,170	(670,689)	51,017
Net change in unrealized appreciation (depreciation) on:
Investments	652,798	(3,580)	65,392,223	(1,370)	1,266,184	(998,654)
Foreign Currencies Translation	—	—	—	—	(450)	—
Futures Contracts	—	—	—	24,313	—	—
Options Purchased	—	—	—	(114,894)	—	—
Options Written	—	—	—	22,816	—	—
	652,798	(3,580)	65,392,223	(69,135)	1,265,734	(998,654)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	251,679	(175,281)	68,867,057	489,035	595,045	(947,637)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$259,393	$(120,585)	$84,811,198	$460,172	$509,198	$(976,592)

*	AlphaCentric Small Cap Opportunities Fund commenced operations as a series of Mutual Fund Series Trust on May 31, 2018.

AGIF - AlphaCentric Global Innovations Fund

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment income	$7,714	$252,258
Net realized gain (loss) from investments	(401,119)	2,134,741
Net change in unrealized appreciation (depreciation) on investments	652,798	(710,469)
Net increase in net assets resulting from operations	259,393	1,676,530

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A (ROTAX)	—	(189,296)
Class C (ROTCX)	—	(5,018)
Class I (ROTIX)	—	(93,255)
Total distributions to shareholders	—	(287,569)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (ROTAX)	1,147,743	948,708
Class C (ROTCX)	—	47,114
Class I (ROTIX)	2,002	34,045
Net asset value of shares issued in reinvestment of distributions:
Class A (ROTAX)	—	188,158
Class C (ROTCX)	—	4,941
Class I (ROTIX)	—	85,721
Payments for shares repurchased:
Class A (ROTAX)	(2,072,833)	(4,496,400)
Class C (ROTCX)	(176,313)	(309,464)
Class I (ROTIX)	(152,997)	(1,717,862)
Net decrease in net assets from shares of beneficial interest	(1,252,398)	(5,215,039)

TOTAL DECREASE IN NET ASSETS	(993,005)	(3,826,078)

NET ASSETS
Beginning of Period	12,004,329	15,830,407
End of Period *	$11,011,324	$12,004,329
*Includes accumulated undistributed net investment income of:	$259,640	$251,926

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
SHARE ACTIVITY
Class A (ROTAX):
Shares Sold	121,203	99,070
Shares Reinvested	—	19,579
Shares Repurchased	(217,295)	(485,719)
Net decrease in shares of beneficial interest outstanding	(96,092)	(367,070)

Class C (ROTCX):
Shares Sold	—	5,002
Shares Reinvested	—	509
Shares Repurchased	(18,194)	(33,763)
Net decrease in shares of beneficial interest outstanding	(18,194)	(28,252)

Class I (ROTIX):
Shares Sold	210	3,617
Shares Reinvested	—	8,948
Shares Repurchased	(16,048)	(187,149)
Net decrease in shares of beneficial interest outstanding	(15,838)	(174,584)

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment income	$54,696	$187,845
Net realized loss from investments	(171,701)	(12,358)
Net change in unrealized depreciation on investments	(3,580)	(61,790)
Net increase (decrease) in net assets resulting from operations	(120,585)	113,697

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A (BDRAX)	(54,629)	(182,461)
Class C (BDRCX)	(2)	(17)
Class I (BDRIX)	(1,783)	(7,012)
Total distributions to shareholders	(56,414)	(189,490)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (BDRAX)	1,189,370	5,579,255
Class C (BDRCX)	—	—
Class I (BDRIX)	—	—
Net asset value of shares issued in reinvestment of distributions:
Class A (BDRAX)	54,629	182,461
Class C (BDRCX)	—	—
Class I (BDRIX)	—	—
Payments for shares repurchased:
Class A (BDRAX)	(1,796,183)	(2,824,115)
Class C (BDRCX)	—	—
Class I (BDRIX)	—	—
Net increase (decrease) in net assets from shares of beneficial interest	(552,184)	2,937,601

TOTAL INCREASE (DECREASE) IN NET ASSETS	(729,183)	2,861,808

NET ASSETS
Beginning of Period	9,745,589	6,883,781
End of Period *	$9,016,406	$9,745,589
*Includes accumulated undistributed net investment loss of:	$(1,718)	$—

SHARE ACTIVITY
Class A (BDRAX):
Shares Sold	127,041	580,666
Shares Reinvested	5,853	19,008
Shares Repurchased	(191,914)	(295,735)
Net increase (decrease) in shares of beneficial interest outstanding	(59,020)	303,939

Class C (BDRCX):
Shares Sold	—	—
Shares Reinvested	—	—
Shares Repurchased	—	—
Net increase in shares of beneficial interest outstanding	—	—

Class I (BDRIX):
Shares Sold	—	—
Shares Reinvested	—	—
Shares Repurchased	—	—
Net increase in shares of beneficial interest outstanding	—	—

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment income	$15,944,141	$58,120,078
Net realized gain (loss) from investments	3,474,834	(16,589,855)
Net change in unrealized appreciation on investments	65,392,223	67,478,011
Net increase in net assets resulting from operations	84,811,198	109,008,234

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A (IOFAX)	(7,653,349)	(10,923,758)
Class C (IOFCX)	(1,382,494)	(1,675,771)
Class I (IOFIX)	(45,639,746)	(47,100,706)
From return of capital:
Class A (IOFAX)	—	—
Class C (IOFCX)	—	—
Class I (IOFIX)	—	—
Total distributions to shareholders	(54,675,589)	(59,700,235)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (IOFAX)	140,994,334	292,552,394
Class C (IOFCX)	24,319,860	41,838,646
Class I (IOFIX)	929,340,445	1,419,367,342
Net asset value of shares issued in reinvestment of distributions:
Class A (IOFAX)	7,020,196	9,261,743
Class C (IOFCX)	1,240,682	1,500,260
Class I (IOFIX)	34,670,227	33,315,640
Redemption fee proceeds:
Class A (IOFAX)	—	—
Class C (IOFCX)	—	—
Class I (IOFIX)	—	—
Payments for shares repurchased:
Class A (IOFAX)	(87,649,519)	(128,555,776)
Class C (IOFCX)	(5,728,979)	(6,816,741)
Class I (IOFIX)	(238,921,050)	(512,176,856)
Net increase in net assets from shares of beneficial interest	805,286,196	1,150,286,652

TOTAL INCREASE IN NET ASSETS	835,421,805	1,199,594,651

NET ASSETS
Beginning of Period	1,702,775,285	503,180,634
End of Period *	$2,538,197,090	$1,702,775,285
*Includes accumulated undistributed net investment loss of:	$(38,731,448)	$—

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
SHARE ACTIVITY
Class A (IOFAX):
Shares Sold	11,428,598	24,315,242
Shares Reinvested	570,209	763,445
Shares Repurchased	(7,120,758)	(10,642,448)
Net increase in shares of beneficial interest outstanding	4,878,049	14,436,239

Class C (IOFCX):
Shares Sold	1,977,629	3,482,966
Shares Reinvested	101,057	124,053
Shares Repurchased	(466,541)	(561,372)
Net increase in shares of beneficial interest outstanding	1,612,145	3,045,647

Class I (IOFIX):
Shares Sold	75,282,044	116,923,704
Shares Reinvested	2,811,802	2,743,504
Shares Repurchased	(19,352,249)	(41,946,761)
Net increase in shares of beneficial interest outstanding	58,741,597	77,720,447

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment loss	$(28,863)	$(267,121)
Net realized gain (loss) from investments, options contracts and foreign currency translations	558,170	(2,454,493)
Net change in unrealized appreciation (depreciation) on investments, options contracts and foreign currency translations	(69,135)	92,082
Net increase (decrease) in net assets resulting from operations	460,172	(2,629,532)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A (HMXAX)	—	(78,379)
Class C (HMXCX)	—	(6,284)
Class I (HMXIX)	—	(532,319)
Total distributions to shareholders	—	(616,982)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (HMXAX)	36,732	3,072,914
Class C (HMXCX)	—	169,090
Class I (HMXIX)	980,829	16,669,895
Net asset value of shares issued in reinvestment of distributions:
Class A (HMXAX)	—	76,316
Class C (HMXCX)	—	5,844
Class I (HMXIX)	—	408,478
Payments for shares repurchased:
Class A (HMXAX)	(1,010,698)	(1,493,450)
Class C (HMXCX)	(40,301)	(25,721)
Class I (HMXIX)	(4,846,939)	(15,476,141)
Capital Contribution: (Note 3)
Class A (HMXAX)	—	5,165
Class C (HMXCX)	—	381
Class I (HMXIX)	—	37,684
Net increase (decrease) in net assets from shares of beneficial interest	(4,880,377)	3,450,455

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,420,205)	203,941

NET ASSETS
Beginning of Period	12,697,367	12,493,426
End of Period *	$8,277,162	$12,697,367
*Includes accumulated undistributed net investment loss of:	$(66,658)	$(37,795)

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
SHARE ACTIVITY
Class A (HMXAX):
Shares Sold	2,215	163,864
Shares Reinvested	—	4,103
Shares Repurchased	(61,091)	(81,790)
Net increase (decrease) in shares of beneficial interest outstanding	(58,876)	86,177

Class C (HMXCX):
Shares Sold	—	9,042
Shares Reinvested	—	317
Shares Repurchased	(2,511)	(1,526)
Net increase (decrease) in shares of beneficial interest outstanding	(2,511)	7,833

Class I (HMXIX):
Shares Sold	58,503	892,784
Shares Reinvested	—	21,891
Shares Repurchased	(293,476)	(906,243)
Net increase (decrease) in shares of beneficial interest outstanding	(234,973)	8,432

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Period Ended
	(Unaudited)	March 31, 2018 **
FROM OPERATIONS
Net investment loss	$(85,847)	$(60,141)
Net realized gain (loss) from investments and foreign currency translations	(670,689)	913,890
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,265,734	(88,126)
Net increase in net assets resulting from operations	509,198	765,623

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A (GNXAX)	—	(188,872)
Class C (GNXCX)	—	(2,994)
Class I (GNXIX)	—	(107,316)
Total distributions to shareholders	—	(299,182)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (GNXAX)	1,610,000	13,682,603
Class C (GNXCX)	558,650	215,100
Class I (GNXIX)	7,447,577	16,099,081
Net asset value of shares issued in reinvestment of distributions:
Class A (GNXAX)	—	186,090
Class C (GNXCX)	—	1,414
Class I (GNXIX)	—	92,637
Payments for shares repurchased:
Class A (GNXAX)	(8,169,321)	(726,896)
Class C (GNXCX)	(5,013)	(10,156)
Class I (GNXIX)	(3,596,836)	(2,059,857)
Net increase (decrease) in net assets from shares of beneficial interest	(2,154,943)	27,480,016

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,645,745)	27,946,457

NET ASSETS
Beginning of Period	27,946,457	—
End of Period *	$26,300,712	$27,946,457
*Includes accumulated undistributed net investment loss of:	$(85,847)	$—

**	AlphaCentric Global Innovations Fund Class A, C and I commenced operations on May 31, 2017.

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2018	Period Ended
	(Unaudited)	March 31, 2018 **
SHARE ACTIVITY
Class A (GNXAX):
Shares Sold	131,568	1,095,611
Shares Reinvested	—	15,546
Shares Repurchased	(674,740)	(57,184)
Net increase (decrease) in shares of beneficial interest outstanding	(543,172)	1,053,973

Class C (GNXCX):
Shares Sold	46,055	17,744
Shares Reinvested	—	119
Shares Repurchased	(414)	(798)
Net increase in shares of beneficial interest outstanding	45,641	17,065

Class I (GNXIX):
Shares Sold	608,059	1,323,012
Shares Reinvested	—	7,726
Shares Repurchased	(296,055)	(169,546)
Net increase in shares of beneficial interest outstanding	312,004	1,161,192

**	AlphaCentric Global Innovations Fund Class A, C and I commenced operations on May 31, 2017.

See accompanying notes to financial statements.

AlphaCentric Small Cap Opportunities Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2018 **
(Unaudited)
FROM OPERATIONS
Net investment loss	$(28,955)
Net realized gain from investments and foreign currency translations	51,017
Net change in unrealized depreciation on investments	(998,654)
Net decrease in net assets resulting from operations	(976,592)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SMZAX)	1,000
Class C (SMZCX)	1,000
Class I (SMZIX)	23,034,253
Net asset value of shares issued in reinvestment of distributions:
Class A (SMZAX)	—
Class C (SMZCX)	—
Class I (SMZIX)	—
Payments for shares repurchased:
Class A (SMZAX)	—
Class C (SMZCX)	—
Class I (SMZIX)	(1,715,110)
Net increase in net assets from shares of beneficial interest	21,321,143

TOTAL INCREASE IN NET ASSETS	20,344,551

NET ASSETS
Beginning of Period	—
End of Period *	$20,344,551
*Includes accumulated undistributed net investment loss of:	$(28,955)

**	AlphaCentric Small Cap Opportunities Fund Class A, C and I commenced operations on May 31, 2018.

See accompanying notes to financial statements.

AlphaCentric Small Cap Opportunities Fund

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period Ended
September 30, 2018 **
(Unaudited)
SHARE ACTIVITY
Class A (SMZAX):
Shares Sold	100
Net increase in shares of beneficial interest outstanding	100

Class C (SMZCX):
Shares Sold	100
Net increase in shares of beneficial interest outstanding	100

Class I (SMZIX):
Shares Sold	2,281,510
Shares Repurchased	(175,633)
Net increase in shares of beneficial interest outstanding	2,105,877

**	AlphaCentric Small Cap Opportunities Fund Class A, C and I commenced operations on May 31, 2018.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2018		March 31,	March 31,	March 31,	March 31,
Class A (ROTAX)	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$9.56		$8.67	$8.96	$10.11	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.17	0.09	0.12	0.03
Net realized and unrealized gain (loss) on investments	0.21		0.94	(0.15)	(0.96)	0.13	(9)
Total from investment operations	0.22		1.11	(0.06)	(0.84)	0.16
Less distributions from:
Net investment income	—		(0.22)	(0.23)	—	(0.05)
Net realized gains	—		—	—	(0.31)	—
Total distributions	—		(0.22)	(0.23)	(0.31)	(0.05)
Net asset value, end of period	$9.78		$9.56	$8.67	$8.96	$10.11
Total return (3)	2.30	% (6)	12.79%	(0.60)%	(8.38)%	1.55	% (6)
Net assets, at end of period (000s)	$7,415		$8,165	$10,589	$18,613	$43,358
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	2.53%		2.45%	2.11%	2.11%	1.98%
Ratio of net expenses to average net assets after expense reimbursement (5)(7)	1.49%		1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)(8)	0.11%		1.78%	1.09%	1.22%	0.43%
Portfolio Turnover Rate	258	% (6)	494%	691%	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class A commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	September 30, 2018		March 31,		March 31,	March 31,	March 31,
Class C (ROTCX)	(Unaudited)		2018		2017	2016	2015 (1)
Net asset value, beginning of period	$9.63		$8.67		$8.89	$10.11	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		0.09		0.03	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	0.22		0.94		(0.15)	(0.94)	0.18	(9)
Total from investment operations	0.19		1.03		(0.12)	(0.91)	0.15
Less distributions from:
Net investment income	—		(0.07)		(0.10)	—	(0.04)
Net realized gains	—		—		—	(0.31)	—
Total distributions	—		(0.07)		(0.10)	(0.31)	(0.04)
Net asset value, end of period	$9.82		$9.63		$8.67	$8.89	$10.11
Total return (3)	1.97	% (6)	11.85	% (10)	(1.35)%	(9.08)%	1.47	% (6)
Net assets, at end of period (000s)	$502		$667		$845	$2,279	$1,926
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	3.28%		3.20%		2.86%	2.86%	2.73%
Ratio of net expenses to average net assets after expense reimbursement or recapture(5)(7)	2.24%		2.24%		2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets (5)(7)(8)	(0.72)%		1.00%		0.33%	0.36%	(0.44)%
Portfolio Turnover Rate	258	% (6)	494%		691%	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class C shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2018		March 31,	March 31,	March 31,	March 31,
Class I (ROTIX)	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$9.53		$8.66	$8.99	$10.12	$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.20	0.12	0.13	0.05
Net realized and unrealized gain (loss) on investments	0.22		0.93	(0.17)	(0.95)	0.12	(9)
Total from investment operations	0.24		1.13	(0.05)	(0.82)	0.17
Less distributions from:
Net investment income	—		(0.26)	(0.28)	—	(0.05)
Net realized gains	—		—	—	(0.31)	—
Total distributions	—		(0.26)	(0.28)	(0.31)	(0.05)
Net asset value, end of period	$9.77		$9.53	$8.66	$8.99	$10.12
Total return (3)	2.52	% (6)	13.05%	(0.42)%	(8.18)%	1.72	% (6)
Net assets, at end of period (000s)	$3,095		$3,172	$4,396	$13,557	$20,840
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	2.28%		2.20%	1.86%	1.86%	1.73%
Ratio of net expenses to average net assets after expense reimbursement (5)(7)	1.24%		1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(7)(8)	0.36%		2.20%	1.44%	1.37%	0.85%
Portfolio Turnover Rate	258	% (6)	494%	691%	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Year Ended	Period Ended
	September 30, 2018		March 31,	March 31,	March 31,
Class A (BDRAX)	(Unaudited)		2018	2017	2016 (1)
Net asset value, beginning of period	$9.49		$9.52	$9.58	$10.00
Activity from investment operations:
Net investment income (2)	0.05		0.24	0.23	0.15
Net realized and unrealized loss on investments	(0.17)		(0.02)	(0.05)	(0.43)
Total from investment operations	(0.12)		0.22	0.18	(0.28)
Less distributions from:
Net investment income	(0.06)		(0.25)	(0.24)	(0.14)
Total distributions	(0.06)		(0.25)	(0.24)	(0.14)
Net asset value, end of period	$9.31		$9.49	$9.52	$9.58
Total return (3)	(1.30	)% (6)	2.27%	1.91%	(2.74	)% (6)
Net assets, at end of period (000s)	$8,772		$9,497	$6,634	$9,869
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	2.47%		2.57%	2.62%	2.64%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.49%		1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)(8)	1.15%		2.50%	2.40%	1.82%
Portfolio Turnover Rate	371	% (6)	586%	524%	476	% (6)

(1)	The AlphaCentric Bond Rotation Fund Class A shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Year Ended	Period Ended
	September 30, 2018		March 31,	March 31,	March 31,
Class C (BDRCX)	(Unaudited)		2018	2017	2016 (1)
Net asset value, beginning of period	$9.57		$9.59	$9.56	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.18	0.13	0.09
Net realized and unrealized gain (loss) on investments	(0.17)		(0.03)	0.06	(0.42)
Total from investment operations	(0.16)		0.15	0.19	(0.33)
Less distributions from:
Net investment income	(0.02)		(0.17)	(0.16)	(0.11)
Total distributions	(0.02)		(0.17)	(0.16)	(0.11)
Net asset value, end of period	$9.39		$9.57	$9.59	$9.56
Total return (3)	(1.63	)% (6)	1.54%	2.07%	(3.25	)% (6)
Net assets, at end of period (000s)	$1		$1	$1	$71
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	3.22%		3.32%	3.37%	3.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	2.24%		2.24%	2.24%	2.24%
Ratio of net investment income to average net assets (5)(7)(8)	0.34%		1.81%	1.43%	1.18%
Portfolio Turnover Rate	371	% (6)	586%	524%	476	% (6)

(1)	The AlphaCentric Bond Rotation Fund Class C shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Year Ended	Period Ended
	September 30, 2018		March 31,	March 31,	March 31,
Class I (BDRIX)	(Unaudited)		2018	2017	2016 (1)
Net asset value, beginning of period	$9.50		$9.53	$9.59	$10.00
Activity from investment operations:
Net investment income (2)	0.07		0.27	0.26	0.18
Net realized and unrealized loss on investments	(0.17)		(0.03)	(0.06)	(0.43)
Total from investment operations	(0.10)		0.24	0.20	(0.25)
Less distributions from:
Net investment income	(0.07)		(0.27)	(0.26)	(0.16)
Total distributions	(0.07)		(0.27)	(0.26)	(0.16)
Net asset value, end of period	$9.33		$9.50	$9.53	$9.59
Total return (3)	(1.07	)% (6)	2.50%	2.15%	(2.48	)% (6)
Net assets, at end of period (000s)	$243		$248	$249	$59
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	2.22%		2.32%	2.37%	4.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.24%		1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(7)(8)	1.40%		2.83%	2.76%	2.29%
Portfolio Turnover Rate	371	% (6)	586%	524%	476	% (6)

(1)	The AlphaCentric Bond Rotation Fund Class I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Period Ended
	September 30, 2018		March 31,		March 31,	March 31,
Class A (IOFAX)	(Unaudited)		2018		2017	2016 (1)
Net asset value, beginning of period	$12.23		$11.46		$10.72	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.58		0.50	0.39
Net realized and unrealized gain on investments	0.39		0.76		0.78	0.69	(8)
Total from investment operations	0.47		1.34		1.28	1.08
Less distributions from:
Net investment income	(0.29)		(0.57)		(0.53)	(0.35)
Return of capital	—		—		(0.01)	(0.01)
Total distributions	(0.29)		(0.57)		(0.54)	(0.36)
Paid-in-Capital From Redemption Fees	—		—		0.00 (9)	—
Net asset value, end of period	$12.41		$12.23		$11.46	$10.72
Total return (3)	3.92	% (6)	11.91%		12.22%	10.82	% (6)
Net assets, at end of period (000s)	$358,543		$293,712		$109,712	$27,654
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.90	% (11)	1.97	% (10)	2.08%	2.26%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.75	% (11)	1.77	% (10)	1.74%	1.74%
Ratio of net investment income to average net assets (5)(7)	1.30%		4.79%		4.39%	4.35%
Portfolio Turnover Rate	8	% (6)	31%		10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class A shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less than $0.01

(10)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(11)	Includes 0.01% for the six months ended September 30, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Period Ended
	September 30, 2018		March 31,		March 31,	March 31,
Class C (IOFCX)	(Unaudited)		2018		2017	2016 (1)
Net asset value, beginning of period	$12.20		$11.43		$10.71	$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.49		0.39	0.34
Net realized and unrealized gain on investments	0.39		0.77		0.81	0.68	(8)
Total from investment operations	0.42		1.26		1.20	1.02
Less distributions from:
Net investment income	(0.25)		(0.49)		(0.47)	(0.30)
Return of capital	—		—		(0.01)	(0.01)
Total distributions	(0.25)		(0.49)		(0.48)	(0.31)
Paid-in-Capital From Redemption Fees	—		—		0.00 (9)	—
Net asset value, end of period	$12.37		$12.20		$11.43	$10.71
Total return (3)	3.48	% (6)	11.17	% (10)	11.36%	10.19	% (6)
Net assets, at end of period (000s)	$77,716		$56,959		$18,574	$1,118
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.65	% (12)	2.72	% (11)	2.83%	3.01%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.50	% (12)	2.52	% (11)	2.49%	2.49%
Ratio of net investment income to average net assets (5)(7)	0.54%		4.05%		3.42%	3.78%
Portfolio Turnover Rate	8	% (6)	31%		10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class C shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less than $0.01

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(12)	Includes 0.01% for the six months ended September 30, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Period Ended
	September 30, 2018		March 31,		March 31,	March 31,
Class I (IOFIX)	(Unaudited)		2018		2017	2016 (1)
Net asset value, beginning of period	$12.25		$11.47		$10.72	$10.00
Activity from investment operations:
Net investment income (2)	0.10		0.62		0.52	0.43
Net realized and unrealized gain on investments	0.39		0.76		0.80	0.67	(8)
Total from investment operations	0.49		1.38		1.32	1.10
Less distributions from:
Net investment income	(0.31)		(0.60)		(0.56)	(0.37)
Return of capital	—		—		(0.01)	(0.01)
Total distributions	(0.31)		(0.60)		(0.57)	(0.38)
Paid-in-Capital From Redemption Fees	—		—		0.00 (9)	—
Net asset value, end of period	$12.43		$12.25		$11.47	$10.72
Total return (3)	3.96	% (6)	12.25	% (10)	12.56%	11.00	% (6)
Net assets, at end of period (000s)	$2,101,937		$1,352,105		$374,895	$73,073
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.65	% (12)	1.72	% (11)	1.83%	2.01%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.50	% (12)	1.52	% (11)	1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)	1.54%		5.06%		4.56%	4.85%
Portfolio Turnover Rate	8	% (6)	31%		10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less than $0.01

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(12)	Includes 0.01% for the six months ended September 30, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Period Ended
	September 30, 2018		March 31,		March 31,
Class A (HMXAX)	(Unaudited)		2018		2017 (1)
Net asset value, beginning of period	$16.26		$18.54		$18.06
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.28)		(0.21)
Net realized and unrealized gain (loss) on investments	0.96		(1.44)		0.72	(8)
Total from investment operations	0.89		(1.72)		0.51
Less distributions from:
Net realized gains	—		(0.56)		(0.03)
Total distributions	—		(0.56)		(0.03)
Net asset value, end of period	$17.15		$16.26		$18.54
Total return (3)	5.35	% (6)	(9.68	)% (9)(10)	2.82	% (6)
Net assets, at end of period (000s)	$2,232		$3,073		$1,906
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	3.49%		3.07	% (12)	4.32	% (11)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.24%		2.60	% (12)	2.60	% (11)
Ratio of net investment loss to average net assets (5)	(0.80)%		(1.54	)% (12)	(2.27	)% (11)
Portfolio Turnover Rate (7)	0	% (6)	0%		0	% (6)

(1)	AlphaCentric Hedged Market Opportunity Fund Class A commenced operations on September 30, 2016.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(9)	Includes increase from payments made by affiliated parties of 0.22% for the A shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (9.90)% for the A shares for March 31, 2018.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.36% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Period Ended
	September 30, 2018		March 31,		March 31,
Class C (HMXCX)	(Unaudited)		2018		2017 (1)
Net asset value, beginning of period	$16.10		$18.49		$18.06
Activity from investment operations:
Net investment loss (2)	(0.13)		(0.42)		(0.31)
Net realized and unrealized gain (loss) on investments	0.94		(1.41)		0.77	(8)
Total from investment operations	0.81		(1.83)		0.46
Less distributions from:
Net realized gains	—		(0.56)		(0.03)
Total distributions	—		(0.56)		(0.03)
Net asset value, end of period	$16.91		$16.10		$18.49
Total return (3)	4.97	% (6)	(10.30	)% (9)(10)	2.54	% (6)
Net assets, at end of period (000s)	$159		$191		$75
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	4.24%		3.80	% (12)	5.07	% (11)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.99%		3.34	% (12)	3.35	% (11)
Ratio of net investment loss to average net assets (5)	(1.55)%		(2.29	)% (12)	(3.02	)% (11)
Portfolio Turnover Rate (7)	0	% (6)	0%		0	% (6)

(1)	AlphaCentric Hedged Market Opportunity Fund Class C commenced operations on September 30, 2016.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(9)	Includes increase from payments made by affiliated parties of 0.22% for the C shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (10.52)% for the C shares for March 31, 2018.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.35% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Period Ended
	September 30, 2018		March 31,		March 31,
Class I (HMXIX)	(Unaudited)		2018		2017 (1)
Net asset value, beginning of period	$16.42		$18.57		$18.06
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.28)		(0.19)
Net realized and unrealized gain (loss) on investments	0.96		(1.31)		0.73	(8)
Total from investment operations	0.92		(1.59)		0.54
Less distributions from:
Net realized gains	—		(0.56)		(0.03)
Total distributions	—		(0.56)		(0.03)
Net asset value, end of period	$17.34		$16.42		$18.57
Total return (3)	5.48	% (6)	(8.94	)% (9)(10)	2.98	% (6)
Net assets, at end of period (000s)	$5,887		$9,433		$10,512
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	3.22%		2.90	% (12)	4.07	% (11)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.99%		2.46	% (12)	2.35	% (11)
Ratio of net investment loss to average net assets (5)	(0.55)%		(1.48	)% (12)	(2.02	)% (11)
Portfolio Turnover Rate (7)	0	% (6)	0%		0	% (6)

(1)	AlphaCentric Hedged Market Opportunity Fund Class I commenced operations on August 31, 2011 and does not include performance prior to Septemer 30, 2016 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(9)	Includes increase from payments made by affiliated parties of 0.28% for the I shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (9.22)% for the I shares for March 31, 2018.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.47% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Six Months Ended	Period Ended
	September 30, 2018	March 31,
Class A (GNXAX)	(Unaudited)	2018 (1)
Net asset value, beginning of period	$12.50	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)	(0.09)
Net realized and unrealized gain on investments	0.37	2.81
Total from investment operations	0.32	2.72
Less distributions from:
Net realized gains	—	(0.22)
Total distributions	—	(0.22)
Net asset value, end of period	$12.82	$12.50
Total return (3)(6)	2.56%	27.33%
Net assets, at end of period (000s)	$6,547	$13,178
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.35%	2.30%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.67%	1.65%
Ratio of net investment loss to average net assets (5)	(0.84)%	(0.85)%
Portfolio Turnover Rate (6)	123%	178%

(1)	AlphaCentric Global Innovations Fund Class A commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Six Months Ended	Period Ended
	September 30, 2018	March 31,
Class C (GNXCX)	(Unaudited)	2018 (1)
Net asset value, beginning of period	$12.43	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)	(0.16)
Net realized and unrealized gain on investments	0.35	2.81
Total from investment operations	0.26	2.65
Less distributions from:
Net realized gains	—	(0.22)
Total distributions	—	(0.22)
Net asset value, end of period	$12.69	$12.43
Total return (3)(6)	2.17%	26.63%
Net assets, at end of period (000s)	$758	$212
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	3.10%	3.25%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.43%	2.40%
Ratio of net investment loss to average net assets (5)	(1.41)%	(1.57)%
Portfolio Turnover Rate (6)	123%	178%

(1)	AlphaCentric Global Innovations Fund Class C commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

AlphaCentric Global Innovations Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Six Months Ended	Period Ended
	September 30, 2018	March 31,
Class I (GNXIX)	(Unaudited)	2018 (1)
Net asset value, beginning of period	$12.54	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)	(0.04)
Net realized and unrealized gain on investments	0.36	2.80
Total from investment operations	0.33	2.76
Less distributions from:
Net realized gains	—	(0.22)
Total distributions	—	(0.22)
Net asset value, end of period	$12.87	$12.54
Total return (3)(6)	2.63%	27.73%
Net assets, at end of period (000s)	$18,996	$14,556
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.09%	2.76%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.43%	1.40%
Ratio of net investment loss to average net assets (5)	(0.52)%	(0.42)%
Portfolio Turnover Rate (6)	123%	178%

(1)	AlphaCentric Global Innovations Fund Class I commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

AlphaCentric Small Cap Opportunities Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class A (SMZAX) (1)	Class C (SMZCX) (1)	Class I (SMZIX) (1)
Period Ended September 30, 2018	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)	(0.05)	(0.02)
Net realized and unrealized loss on investments	(0.31)	(0.32)	(0.32)
Total from investment operations	(0.34)	(0.37)	(0.34)
Net asset value, end of period	$9.66	$9.63	$9.66
Total return (3)(6)	(3.40)%	(3.60)%	(3.40)%
Net assets, at end of period (000s)	$966 (7)	$963 (7)	$21,059
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	4.40%	5.31%	1.97%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.65%	2.40%	1.40%
Ratio of net investment loss to average net assets (5)	(0.78)%	(1.46)%	(0.49)%
Portfolio Turnover Rate (6)	43%	43%	43%

(1)	AlphaCentric Small Cap Opportunities Fund Class A, Class C and Class I commenced operations on May 31, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Actual net assets, not truncated.

See accompanying notes to financial statements.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of forty-one series. These financial statements include the following series: AlphaCentric Asset Rotation Fund, AlphaCentric Bond Rotation Fund, AlphaCentric Income Opportunities Fund, AlphaCentric Hedged Market Opportunity Fund, AlphaCentric Global Innovations Fund, AlphaCentric Small Cap Opportunities Fund and AlphaCentric Global Innovations Fund (each a “Fund” or collectively the “Funds”). The Funds are registered as non-diversified series of the Trust. The Funds’ investment manager is AlphaCentric Advisors, LLC (the “Manager” or “AlphaCentric”).

AlphaCentric Asset Rotation Fund (“AARF”), commenced operations on July 31, 2014. AARF’s investment objective is to achieve long-term capital appreciation with lower overall risk than the equity market. The Fund’s sub-advisor is Keystone Wealth Advisors, LLC.

AlphaCentric Bond Rotation Fund (“ABRF”), commenced operations on May 28, 2015. ABRF’s investment objective is to achieve long-term capital appreciation and total return through various economic or interest rate environments. The Fund’s sub-advisor is Keystone Wealth Advisors, LLC.

AlphaCentric Income Opportunities Fund (“AIOF”), commenced operations on May 28, 2015. AIOF’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric Hedged Market Opportunity Fund (“AHMOF”), commenced operations as a series of Mutual Fund Series Trust on September 30, 2016. The predecessor fund of AHMOF Class I commenced operations on August 31, 2011, as a private investment fund. AHMOF’s investment objective is to achieve capital appreciation with lower overall volatility than the equity market. AHMOF’s sub-advisor is Integrated Managed Futures Corp.

The AHMOF acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the AHMOF, so the Predecessor Fund became the Class I shares of the AHMOF Fund. The net asset value of the AHMOF’s shares on the close of business September 30, 2016, after the reorganization, was $18.06 for Class I shares and received cash valued at $2,294,579 in exchange for 127,053 Class I shares. Class A shares and Class C shares commenced operations on September 30, 2016.

AlphaCentric Global Innovations Fund (“AGIF”), commenced operations on May 31, 2017. AGIF’s investment objective is to achieve long-term growth of capital. The Fund’s sub-advisor is Pacific View Asset Management.

AlphaCentric Small Cap Opportunities Fund (“ASCOF”), commenced operations on May 31, 2018. ASCOF’s investment objective is to achieve long-term capital appreciation. The Fund’s sub-advisor is Pacific View Asset Management.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

a)         Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represent fair value.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Funds’ assets and liabilities measured at fair value:

AlphaCentric Asset Rotation Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Exchange Traded Funds (b)	$10,816,554	$—	$—	$10,816,554
Total	$10,816,554	$—	$—	$10,816,554

AlphaCentric Bond Rotation Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Exchange Traded Funds (b)	$8,765,063	$—	$—	$8,765,063
Total	$8,765,063	$—	$—	$8,765,063

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

AlphaCentric Income Opportunities Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Asset Backed Securities	$—	$4,621,876	$4,506,239	$9,128,115
Non-Agency Residential Mortgage Backed Securities	—	2,439,869,280	—	2,439,869,280
Private Placement	—	—	1,897,956	1,897,956
Real Estate Investment Trusts (REIT)	21,799,222	—	—	21,799,222
U.S Treasury Notes	—	52,530,155	—	52,530,155
Total	$21,799,222	$2,497,021,311	$6,404,195	$2,525,224,728

AlphaCentric Hedged Market Opportunity Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications * +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Purchased Call Options	$115,700	$—	$—	$115,700
Purchased Put Options	175,450	—	—	175,450
U.S. Government Treasury Obligations	—	6,041,769	—	6,041,769
Total	$291,150	$6,041,769	$—	$6,332,919

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications * +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Open Future Contracts	$1,000	$—	$—	$1,000
Written Call Options	100,575	—	—	100,575
Written Put Options	207,700	—	—	207,700
Total	$309,275	$—	$—	$309,275

AlphaCentric Global Innovations Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$24,052,558	$—	$—	$24,052,558
Total	$24,052,558	$—	$—	$24,052,558

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

AlphaCentric Small Cap Opportunities Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$16,885,979	$—	$—	$16,885,979
Short-Term Investment	3,526,798	—	—	3,526,798
Total	$20,412,777	$—	$—	$20,412,777

There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. A reconciliation used in determining AIOF’s Level 3 securities is shown in the Level 3 input table below.

(a)	During the six months and period ended September 30, 2018, the Funds held no securities that were considered to be “Level 2” or “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Portfolios of Investments.

+	See Portfolios of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized gain or loss on option contracts open as of September 30, 2018.

The following table summarizes the valuation techniques and significant unobservable inputs used for the AIOF’s investments that are categorized within Level 3 of the fair value hierarchy as of September 30, 2018:

	Private Placement	Asset Backed
Beginning Balance	$1,898,366	$4,754,438
Total realized gain (loss)	—	—
Appreciation (Depreciation)	(410)	(88,064)
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	—	(160,135)
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$1,897,956	$4,506,239

Significant unobservable valuation inputs for Level 3 investments as of September 30, 2018, are as follows:

	Fair Value at	Valuation		Range of Inputs
Assets (at fair value)	September 30, 2018	Technique	Unobservable Inputs	(Weighted Average)

Amur Finance VI LLC, 8.000% due 12/20/2024	$4,506,239	Broker Quote	None	None

AMUR Finance Company, Inc. 18.000% due 7/27/2021	$1,897,956	Index Approach	Acquistion Value	$100
			2 Year Treasury Note	5% Daily Change

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the year ended March 31, 2018, AHMOF invested in options.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at September 30, 2018, were as follows:

				Fair value of asset/liability
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	derivatives
AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
	Future Contracts	Equity	Cash at broker for options and futures	$(1,000)
	Options Purchased	Equity	Investment Securities: Total Investment, At Value	291,150
	Options Written	Equity	Options written	(308,275)
			Totals	$(18,125)

The effect of derivative instruments on the Statements of Operations at September 30, 2018, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
	Options Purchased	Equity	Net realized gain (loss) from Options Purchased	$(379,157)
	Options Purchased	Equity	Net change in unrealized appreciation (depreciation) on Options Purchased	(114,894)
			Totals	$(494,051)

	Options Written	Equity	Net realized gain (loss) from Options Written	$937,327
	Options Written	Equity	Net change in unrealized appreciation (depreciation) on Options Written	22,816
			Totals	$960,143

	Future Contracts	Equity	Net realized gain (loss) from Futures Contracts	$—
	Future Contracts	Equity	Net change in unrealized appreciation (depreciation) on
			Future Contracts	(1,000)
				$(1,000)

The value of derivative instruments outstanding as of September 30, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the AHMOF.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

Credit Facility – AIOF entered into a revolving, uncommitted $50,000,000 line of credit with Huntington National Bank on December 15, 2016, expired on June 26, 2017 (the “Revolving Credit Agreement”). An annual fee was assessed on the Fund equal to .125% of the maximum borrowings of $50,000,000. Borrowings under the Revolving Credit Agreement bore interest at LIBOR plus 150 basis points per annum. As compensation for holding the lending commitment, the Fund paid a commitment fee at the rate of .125% per annum on the unused portion of the commitment. The fee was payable quarterly in arrears. For the period December 15, 2016 through June 26, 2017, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $50,000,000; (b) 20% of the Fund’s daily market value.

An amendment, effective June 27, 2017, was made to the Revolving Credit Agreement to increase the amount available to the Fund under the credit facility, to $100,000,000. Under this amendment, an annual fee was assessed on the Fund equal to .125% of the maximum borrowings of $100,000,000. For the period June 27, 2017 through November 29, 2017, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $100,000,000; (b) 20% of the Fund’s daily market value.

An amendment, effective November 30, 2017, was made to the Revolving Credit Agreement to increase the amount available to the Fund under the credit facility, to $150,000,000, which is set to expire November 29, 2018. Under this amendment, an annual fee is assessed on the Fund equal to .125% of the maximum borrowings of $150,000,000. For the period November 30, 2017 through March 31,2018, amounts outstanding to the Fund under the credit facility at no time shall exceed in the aggregate the lessor of (a) $150,000,000; (b) 20% of the Fund’s daily market value.

For the six months ended September 30, 2018, the interest expense was $86,778 for the Fund. There were no borrowings outstanding as of September 30, 2018. The average borrowings for the six months ended September 30, 2018, for the Fund for the period the line was drawn, April 1, 2018 through September 30, 2018, was $0 at an average borrowing rate of 3.52%. At September 30, 2018, the maximum borrowing interest rate was 3.78%.

b)        Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

During the six months or period ended September 30, 2018, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of March 31, 2018, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2015 to March 31, 2017, or expected to be taken in the Funds’ March 31, 2018 year-end tax return. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examination of the Funds’ filings is presently in progress.

c)        Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for AARF, AHMOF and AGIF. ABRF and AIOF make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

d)        Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)        Other – Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities utilizing the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)        Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)        Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

i)        Sales charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the AARF, AHMOF, AGIF and ASCOF. A maximum sales charge of 4.75% is imposed on Class A shares of the ABRF and AIOF.

Commodity Risk: Investing in the commodities markets may subject the AHMOF Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Fixed Income Risk: When the Funds invest in fixed income securities, the value of your investment in each will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to each Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures Contract Risk: For AHMOF, the successful use of futures contracts draws upon the Manager’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: AIOF and AHMOF may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, AHMOF assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, the Fund’s written calls exposes it to potentially unlimited losses.

Please refer to each Fund’s prospectus for a full listing of risks associated with the investments.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

(2)	INVESTMENT TRANSACTIONS

For the six months or period ended September 30, 2018, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
AlphaCentric Asset Rotation Fund	$29,271,965	$30,450,568
AlphaCentric Bond Rotation Fund	$30,829,094	$31,382,777
AlphaCentric Income Opportunities Fund	$999,888,857	$155,542,812
AlphaCentric Hedged Market Opportunity Fund	$—	$—
AlphaCentric Global Innovations Fund	$30,291,931	$32,247,611
AlphaCentric Small Cap Opportunities Fund	$24,923,016	$7,089,400

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment manager to the Funds pursuant to the terms of the Management Agreement with the Trust. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the AARF, ABRF, AGIF and ASCOF, 1.50% of the AIOF and 1.75% of the AHMOF, such fees to be computed daily based upon daily average net assets of the respective Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months or period ended September 30, 2018, management fees of $72,701 $59,135, $16,205,007, $78,996, $165,729, and $73,385 were incurred by AARF, ABRF, AIOF, AHMOF, AGIF and ASCOF respectively, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) at 1.49%, 2.24% and 1.24% of average daily net assets for Class A, Class C and Class I shares, respectively, for AARF and ABRF through July 31, 2019, 1.74%, 2.49% and 1.49% of average daily net assets for Class A, Class C and Class I shares, respectively, for AIOF through July 31, 2019, 2.24%, 2.99% and 1.99% of average daily net assets for Class A, Class C and Class I shares, respectively, for AHMOF through July 31, 2019 and 1.65%, 2.40% and 1.40% of average daily net assets for Class A, Class C and Class I shares, respectively, for AGIF and ASCOF through July 31, 2019. Each waiver or reimbursement by the Manager is subject to recoupment by the Funds within three years from when that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board. For the six months or period ended September 30, 2018, management fees waived by AARF, ABRF, AIOF, AHMOF, AGIF and ASCOF were $60,372, $46,195, $1,690,302, $55,731, $84,419 and $33,738, respectively, pursuant to the Expense Limitation Agreement.

For the six months ended or period ended September 30, 2018, the Manager has waived/reimbursed expenses of the Funds that may be recovered no later than March 31 for the years indicated below:

	2019	2020	2021
AlphaCentric Asset Rotation Fund	$319,916	$153,353	$130,690
AlphaCentric Bond Rotation Fund	$96,055	$98,015	$81,215
AlphaCentric Income Opportunities Fund	$189,836	$716,720	$2,347,888
AlphaCentric Hedged Market Opportunity Fund	—	$56,559	$79,551
AlphaCentric Global Innovations Fund			$90,760

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months or period ended September 30, 2018, AARF, ABRF, AIOF, AHMOF, AGIF and ASCOF incurred $4,252, $3,926, $326,607, $3,861 $6,485 and $3,693 for such fees, respectively, pursuant to the Management Services Agreement.

During the six months ended September 30, 2018, BTIG, LLC, a registered broker/dealer and an affiliate of the Manager or Pacific View Asset Management executed trades on behalf of the AGIF. BTIG, LLC received $96,372 from AGIF in brokerage commissions.

A trustee and officer of the Trust is also the controlling member of MFund and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain officers of the Trust are also employees of GFS and MFund, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Fund. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

Effective June 1, 2018, the Independent Trustees are paid a quarterly flat rate of $30,000 for all funds in the Trust. Prior to June1, 2018, the Independent Trustees were paid a quarterly retainer of $500 per fund in the Trust. Prior to July 2, 2015, Independent Trustees were paid a quarterly retainer of $350 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

The Trust has adopted a Master Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the six months or period ended September 30, 2018, the Distributor received the following in underwriter commissions from the sale of shares of the Funds:

AlphaCentric Asset Rotation Fund	$4,344
AlphaCentric Bond Rotation Fund	—
AlphaCentric Income Opportunities Fund	452,958
AlphaCentric Hedged Market Opportunity Fund	—
AlphaCentric Global Innovations Fund	24,864
AlphaCentric Small Cap Opportunities Fund	—
$482,166

(4)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2018, Charles Schwab held 56.1% of the voting securities of the AARF

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

As of September 30, 2018, Charles Schwab held 54.9% of the voting securities of the ABRF Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the years or periods ended March 31, 2018 and March 31, 2017 was as follows:

	For the year or period ended March 31, 2018				For the year or period ended March 31, 2017
	Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
AlphaCentric Asset Rotation Fund	$287,569	$—	$—	$287,569	$629,609	$—	$—	$629,609
AlphaCentric Bond Rotation Fund	189,490	—	—	189,490	211,080	—	—	211,080
AlphaCentric Income Opportunities Fund	58,975,675	—	724,560	59,700,235	11,249,197	—	367,577	11,616,774
AlphaCentric Hedged Market Opportunity	90,601	518,071	8,310	616,982	—	11,005	—	11,005
AlphaCentric Global Innovations Fund	299,182	—	—	299,182	—	—	—	—

As of March 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
AlphaCentric Asset Rotation Fund	$251,926	$—	$(7,012,732)	$—	$—	$(552,505)	$(7,313,311)
AlphaCentric Bond Rotation Fund	—	—	(511,959)	—	(73,183)	18,988	(566,154)
AlphaCentric Income Opportunities Fund	—	—	(13,048,426)	—	(5,447,963)	80,858,114	62,361,725
AlphaCentric Hedged Market Opportunity	—	—	—	—	(3,047,821)	(4,629)	(3,052,450)
AlphaCentric Global Innovations Fund	649,657	—	—	—	—	(175,044)	474,613

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on Section 1256 contacts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such later year losses as follows:

Late Year
Fund	Losses
AlphaCentric Asset Rotation Fund	$—
AlphaCentric Bond Rotation Fund	—
AlphaCentric Income Opportunities Fund	—
AlphaCentric Hedged Market Opportunity Fund	37,795
AlphaCentric Global Innovations Fund	—

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
AlphaCentric Asset Rotation Fund	$—
AlphaCentric Bond Rotation Fund	73,183
AlphaCentric Income Opportunities Fund	5,447,963
AlphaCentric Hedged Market Opportunity	3,010,026
AlphaCentric Global Innovations Fund	—

At March 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Long-			CLCF
Fund	Short-Term	Term	Total	Expiration	Utilized
AlphaCentric Asset Rotation Fund	$7,012,732	$—	$7,012,732	Non-expiring	$2,134,741
AlphaCentric Bond Rotation Fund	511,959	—	511,959	Non-expiring	78,040
AlphaCentric Income Opportunities Fund	13,048,426	—	13,048,426	Non-expiring	—
AlphaCentric Hedged Market Opportunity Fund	—	—	—		—
AlphaCentric Global Innovations Fund	—	—	—		—

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of non-deductible expenses, foreign currency gains/ (losses), net operating losses and short-term capital gains, the reclass of ordinary income distributions and paydowns, the reclassification of Fund distributions, and tax adjustments for partnerships, resulted in reclassifications for the Funds for the year or period ended March 31, 2018 as follows:

	Paid	Undistributed	Accumulated	Unrealized
	In	Ordinary	Net Realized	Appreciation
Fund	Capital	Income (Loss)	Gains (Loss)	(Depreciation)
AlphaCentric Asset Rotation Fund	$—	$—	$—	$—
AlphaCentric Bond Rotation Fund	(1,645)	1,645	—	—
AlphaCentric Income Opportunities Fund	(724,560)	1,580,157	(855,597)	—
AlphaCentric Hedged Market Opportunity	(8,310)	229,326	(221,016)	—
AlphaCentric Global Innovations Fund	(8,172)	60,141	(51,969)	—

(6)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross		Net Unrealized
		Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
AlphaCentric Asset Rotation Fund	$10,716,767	$149,626	$(49,333)	$100,293
AlphaCentric Bond Rotation Fund	$8,749,655	$66,785	$(51,377)	$15,408
AlphaCentric Income Opportunities Fund	$2,378,974,391	$211,296,324	$(65,045,987)	$146,250,337
AlphaCentric Hedged Market Opportunity Fund	$6,561,697	$—	$(5,999)	$(5,999)
AlphaCentric Global Innovations Fund	$22,961,431	$3,186,002	$(2,094,875)	$1,091,127
AlphaCentric Small Cap	$21,411,431	$304,348	$(1,303,002)	$(998,654)

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

(7)	UNDERLYING FUND RISK

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of AARF will be directly affected by the performance of the Vanguard Extended Market ETF and the Invesco S&P 500 Equal Weight ETF. The financial statements of the Vanguard Extended Market ETF and the Invesco S&P 500 Equal Weight ETF, including the portfolio of investments, can be found at Vanguard’s website www.vanguard.com and iShares website www.ishares.com, or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2018, the percentage of net assets invested in Vanguard Extended Market ETF was 39.2% and Invesco S&P 500 Equal Weight ETF was 33.9% for AARF.

The performance of ABRF will be directly affected by the performance of the iShares iBoxx $ High Yield Corporate Bond ETF. The financial statements of iShares iBoxx $ High Yield Corporate Bond ETF, including the portfolio of investments, can be found at iShares website www.ishares.com, or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2018, the percentage of net assets invested in the iShares iBoxx $ High Yield Corporate Bond ETF was 47.6% for ABRF.

(8)	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Fund’s financial statements and related disclosures.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2018

As a shareholder of the AlphaCentric Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” column in the table below provide information about hypothetical account values and hypothetical expenses based on the AlphaCentric Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning		Expenses
	Annualized	Account	Ending	Paid	Ending	Expenses
	Expense	Value	Account Value	During	Account Value	Paid During
	Ratio	4/1/18	9/30/18	Period	9/30/18	Period

AlphaCentric Asset Rotation Fund – Class A *	1.49%	$1,000.00	$1,023.00	$ 7.56	$1,017.60	$ 7.54
AlphaCentric Asset Rotation Fund – Class C *	2.24%	$1,000.00	$1,018.70	$11.34	$1.013.84	$11.31
AlphaCentric Asset Rotation Fund – Class I *	1.24%	$1,000.00	$1,025.20	$ 6.30	$1,018.85	$ 6.28

AlphaCentric Bond Rotation Fund – Class A *	1.49%	$1,000.00	$ 987.00	$ 7.42	$1,017.60	$ 7.54
AlphaCentric Bond Rotation Fund – Class C *	2.24%	$1,000.00	$ 983.70	$11.14	$1,013.84	$11.31
AlphaCentric Bond Rotation Fund – Class I *	1.24%	$1,000.00	$ 989.30	$ 6.18	$1,018.85	$ 6.28

AlphaCentric Income Opportunities Fund – Class A *	1.75%	$1,000.00	$1,039.20	$ 8.93	$1,016.31	$ 8.83
AlphaCentric Income Opportunities Fund – Class C *	2.50%	$1,000.00	$1,035.70	$12.75	$1,012.54	$12.60
AlphaCentric Income Opportunities Fund – Class I *	1.50%	$1,000.00	$1,040.40	$ 7.66	$1,017.56	$ 7.58

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
September 30, 2018

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning		Expenses
	Annualized	Account	Ending	Paid	Ending	Expenses
	Expense	Value	Account Value	During	Account Value	Paid During
	Ratio	4/1/18	9/30/18	Period	9/30/18	Period

AlphaCentric Hedged Market Opportunity Fund – Class A *	2.24%	$1,000.00	$1,054.20	$11.54	$1,013.84	$11.31
AlphaCentric Hedged Market Opportunity Fund – Class C *	2.99%	$1,000.00	$1,050.30	$15.37	$1.010.08	$15.07
AlphaCentric Hedged Market Opportunity Fund – Class I *	1.99%	$1,000.00	$1,055.50	$10.25	$1,015.09	$10.05

AlphaCentric Global Innovations Fund – Class A *	1.65%	$1,000.00	$1,025.60	$ 8.38	$1,016.80	$ 8.34
AlphaCentric Global Innovations Fund – Class C *	2.40%	$1,000.00	$1,021.70	$12.16	$1,013.04	$12.11
AlphaCentric Global Innovations Fund – Class I *	1.40%	$1,000.00	$1,026.30	$ 7.11	$1,018.05	$ 7.08

AlphaCentric Small Cap Opportunities Fund – Class A **	1.65%	$1,000.00	$ 966.00	$ 5.42	$1,011.20	$ 5.55
AlphaCentric Small Cap Opportunities Fund – Class C **	2.40%	$1,000.00	$ 964.00	$ 7.89	$1,008.67	$ 8.07
AlphaCentric Small Cap Opportunities Fund – Class I **	1.40%	$1,000.00	$ 966.00	$ 4.60	$1,012.03	$ 4.71

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	AlphaCentric Small Cap Opportunities Fund commenced operations on May 31, 2018 therefore their “Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (122) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2018

Consideration and Renewal of Management Agreement Between AlphaCentric Advisors LLC and Mutual Fund Series Trust with respect to the AlphaCentric Asset Rotation Fund, AlphaCentric Bond Rotation Fund and AlphaCentric Income Opportunities Fund, and AlphaCentric Hedged Market Opportunity Fund

In connection with a regular meeting held on May 14-15, and May 25, 2018 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of a management agreement (the “Management Agreement”) between the Trust and AlphaCentric Advisors LLC (“AlphaCentric”), with respect to the AlphaCentric Asset Rotation Fund, AlphaCentric Bond Rotation Fund, AlphaCentric Income Opportunities Fund and AlphaCentric Hedged Market Opportunity Fund (each a “Fund” and together the “AlphaCentric Funds”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement.

The Trustees discussed the AlphaCentric Funds’ portfolio management team noting that the portfolio manager was an independent contractor of the advisor, but was under the purview of the advisor for all compliance and related Fund matters. A representative of the advisor explained that AlphaCentric had risk metrics in place and worked to actively monitor and revise them as necessary to address changing conditions in the market.

The Trustees reviewed AlphaCentric’s responses to a series of questions regarding, among other things, AlphaCentric’s services to the AlphaCentric Funds, comparative fee and expense information, and AlphaCentric’s profitability from managing the AlphaCentric Renewal Funds (“AlphaCentric 15(c) Response”).

Nature, Extent, and Quality of Services. The Trustees reviewed AlphaCentric’s 15(c) Response, which provided an overview of the services provided by AlphaCentric, as well as information on the firm’s personnel and its compliance and litigation record. A representative of the advisor reviewed AlphaCentric’s risk management process, aimed at addressing risk while maintaining returns, and the Trustees agreed that the advisor’s investment in risk management and risk mitigation was to the benefit of shareholders. The Trustees noted their familiarity with AlphaCentric and its history of performance as the advisor to the AlphaCentric Funds in the Trust. The Trust CCO confirmed that the advisor had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the federal securities laws. The Trustees acknowledged their discussion of the status of certain regulatory examinations of, and litigation with

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2018

affiliates of, AlphaCentric earlier in the meeting. After further discussion, the Trustees concluded that it was reasonable to expect that AlphaCentric would continue to provide a level of service consistent with the Board’s expectations.

Performance. The Trustees reviewed the performance of each AlphaCentric Fund relative to a peer group, benchmark index, and its respective Morningstar category.

AlphaCentric Asset Rotation Fund. The Trustees acknowledged that the Fund underperformed its benchmark index for the 1 year and since inception periods. The Trustees noted that the Fund was designed to perform well over a full market cycle, and acknowledged the relatively short time period during which the Fund had been operating. They acknowledged the Fund’s outperformance during the 1 year period compared to its peers and Morningstar category, and considered that AlphaCentric remained confident in the Fund’s strategy. After discussion, the Trustees concluded that the Fund’s performance was not unacceptable.

AlphaCentric Bond Rotation Fund. The Trustees noted the Fund outperformed its index for the 1 year period. They considered that although the Fund underperformed its index and its peers for the since inception period, its recent returns were improved. The Trustees concluded that the Board was pleased with the Fund’s performance.

AlphaCentric Income Opportunities Fund. The Trustees considered the Fund’s significant outperformance relative to its benchmarks for the 1 year and since inception periods. The Trustees agreed that the Board was pleased with the Fund’s performance.

AlphaCentric Hedged Market Opportunity Fund. The Trustees noted the Fund outperformed the index, peer group and Morningstar category for the since inception period. They considered the Fund’s significant underperformance for the 1 year period. They noted the impact of the February 2018 VIX spike and probable market manipulation on the Fund’s returns, and agreed that the Fund’s strong longer term performance was reflected in the positive absolute returns for the 5 year period. The Trustees agreed that the advisor employs a thoughtful short-term buy and hold strategy which had benefited shareholders. After discussion, the Trustees agreed that the Fund’s performance was acceptable.

Fees and Expenses. The Trustees reviewed the advisory fee paid for each AlphaCentric Fund, and the fees charged by peer group funds and Morningstar category funds. They noted that each of the AlphaCentric Asset Rotation Fund and AlphaCentric Bond Rotation Fund’s advisory fee was equal to the highest fee in its respective peer group, but within the range in fees of the Fund’s respective Morningstar category. With respect to the AlphaCentric Income Opportunities Fund, they noted that the 1.49% expense cap (Class I shares) was lower than the contractual 1.50% advisory fee. They considered that the Fund’s advisory fee was higher than the peer group and Morningstar category averages, but within the range of fees for the Morningstar Multisector Bond and Nontraditional Bond categories. As to the AlphaCentric Hedged Market Opportunity Fund, the Trustees noted that the advisory fee was reasonably in line with the peer group average and within the range of fees for the peer group and Morningstar category. The Trustees noted that the

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2018

advisor was not earning the full advisory fee on any of the AlphaCentric Funds due to the expense limitation in place. The Trustees discussed the allocation of fees between AlphaCentric and Keystone with respect to the AlphaCentric Asset Rotation Fund and AlphaCentric Bond Rotation Fund, and between AlphaCentric and Garrison Point with respect to the AlphaCentric Income Opportunities Fund relative to their respective duties and other factors, and agreed that the allocation of fees between the advisor and each sub-advisor was appropriate. In considering the strategy, and noting the significant range in fees in each category, the size of each AlphaCentric Fund, and in recognition of the unique strategies offered by many of the AlphaCentric Funds, the Board determined that each advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis for each AlphaCentric Fund. They noted the advisor realized a profit in connection with its relationship with each AlphaCentric Fund, but agreed that the level of profit was not excessive, particularly when taking into account the advisor’s reinvestment of its legitimate profits into managing the AlphaCentric Funds including overseeing the sub-advisors.

Economies of Scale. As to economies of scale, the Trustees noted that the management agreement did not contain breakpoints that reduce the fee rate on assets above specified levels but that the expense cap was benefitting shareholders. The Trustees agreed that breakpoints may be an appropriate way for AlphaCentric to share its economies of scale with the AlphaCentric Funds depending on many factors, including growth in assets, capacity issues, and costs of managing each AlphaCentric Fund. However, the Trustees recognized that the AlphaCentric Funds had not yet reached asset levels where AlphaCentric could realize significant economies of scale. Based on this analysis, the Board determined it would revisit the matter of breakpoints at the next renewal of the Management Agreement.

Conclusion. Having requested and received such information from AlphaCentric as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that renewal of the Management Agreement was in the best interests of the AlphaCentric Funds and their shareholders.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2018

Consideration and Renewal of Sub-Advisory Agreement between AlphaCentric Advisors LLC and Keystone Wealth Advisors, LLC with respect to the AlphaCentric Asset Rotation Fund and AlphaCentric Bond Rotation Fund

In connection with a meeting held on May 14-15, and May 25, 2018 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric Advisors LLC (“AlphaCentric”) and Keystone Wealth Advisors, LLC (“Keystone”), with respect to the AlphaCentric Asset Rotation Fund (“Asset Rotation Fund”) and AlphaCentric Bond Rotation Fund (the “Bond Rotation Fund”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement.

The Trustees reviewed Keystone’s responses to a series of questions regarding, among other things, Keystone’s services provided to the Fund, comparative fee and expense information, and Keystone’s profitability from managing the Fund (“Keystone 15(c) Response”).

Nature, Extent, and Quality of Services. The Trustees discussed their experience in working with Keystone and noted that Trust management indicated their satisfaction with Keystone’s responsiveness and professionalism. They noted the sub-advisor had experienced no changes in staffing or turnover of portfolio management staff since the prior agreement renewal. They considered the information provided by the sub-advisor in the Keystone 15(c) Response noting in particular there were no material compliance, litigation or other regulatory issues reported. The Trust CCO confirmed that the sub-advisor had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the federal securities laws. The Trustees concluded that the sub-advisor had the ability to continue to provide services to the Asset Rotation Fund and Bond Rotation Fund in line with their expectations.

Performance.

Asset Rotation Fund. The Trustees acknowledged that the Asset Rotation Fund underperformed its benchmark index for the 1 year and since inception periods. The Trustees noted that the Asset Rotation Fund was designed to perform well over a full market cycle, and acknowledged the relatively short time period during which the Asset Rotation Fund had been operating. They acknowledged the Asset Rotation Fund’s significantly improved returns and outperformance for the 1 year period compared to its Morningstar category, and considered that

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2018

AlphaCentric remained confident in the Asset Rotation Fund’s strategy. After discussion, the Trustees concluded that the Asset Rotation Fund’s performance was not unacceptable.

Bond Rotation Fund. The Trustees noted the Bond Rotation Fund outperformed its index for the 1 year period. They considered that although the Bond Rotation Fund underperformed its index and its peers for the since inception period, its recent returns were improved. After discussion, the Trustees concluded that the Bond Rotation Fund’s performance was not unacceptable.

Fees and Expenses. The Trustees noted the advisor charged each of the Asset Rotation Fund and Bond Rotation Fund an advisory fee of 1.25%, and that 50% of each of the Asset Rotation Fund’s and Bond Rotation Fund’s net advisory fee, for a maximum fee of 0.625%, was paid to the sub-advisor as a sub-advisory fee. The Trustees considered a comparison of each of the Asset Rotation Fund and Bond Rotation Fund’s sub-advisory fee to the fees charged by the sub-advisor to its separately managed account clients noting that the fee was less than what it received from other clients. The Trustees discussed the allocation of fees between AlphaCentric and Keystone relative to their respective duties and other factors, and agreed that the allocation of fees between the advisor and sub-advisor was appropriate. The Trustees concluded that the sub-advisory fee received by Keystone was reasonable.

Profitability. The Trustees reviewed Keystone’s profitability analysis. They acknowledged that Keystone reported a net loss in connection with its relationship to each of the Asset Rotation Fund and Bond Rotation Fund over the last year. The Trustees agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the sub-advisory services provided to each of the Asset Rotation Fund and Bond Rotation Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense and that as current asset levels, it was unlikely the sub-advisor had achieved any economies of scale.

Conclusion. Having requested and received such information from Keystone as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between AlphaCentric and Keystone, and as assisted by the advice of counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Asset Rotation Fund and the Bond Rotation Fund and their respective shareholders.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2018

Consideration and Renewal of Sub-Advisory Agreement between AlphaCentric Advisors LLC and Garrison Point Capital with respect to the AlphaCentric Income Opportunities Fund

In connection with a meeting held on May 14-15, and May 25, 2018 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric Advisors LLC (“AlphaCentric”) and Garrison Point Capital (“Garrison Point”), with respect to the AlphaCentric Income Opportunities Fund (“Income Opportunities Fund”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement.

The Trustees reviewed Garrison Point’s responses to a series of questions regarding, among other things, Garrison Point’s services provided to the Income Opportunities Fund, comparative fee and expense information, and Garrison Point’s profitability from managing the Income Opportunities Fund (“Garrison Point 15(c) Response”).

Nature, Extent, and Quality of Services. The Trustees reviewed the Garrison Point 15(c) Response noting impressive expertise and backgrounds of the sub-advisor personnel. They noted that the firm’s CCO also served as chief operating officer. A representative of AlphaCentric confirmed that the advisor was pleased with Garrison Point’s performance and its working relationship with the advisor. The Trust CCO confirmed that he enjoys a positive working relationship with the sub-advisor’s compliance, portfolio management, and leadership teams. The Trustees noted that the portfolio management team was well versed in the risks of the Income Opportunities Fund and ways to mitigate the unique risks of the Income Opportunities Fund and was proactive in its approach to maintaining appropriate levels of liquidity in the portfolio. The Trustees concluded that the sub-advisor had the ability to continue to provide services in line with the Board’s expectations.

Performance. The Trustees considered the Fund’s significant outperformance relative to its benchmarks for the 1 year and since inception periods as well as over the 1 year period and since inception periods. The Trustees agreed that the Board was pleased with the Income Opportunities Fund’s performance.

Fees and Expenses. The Trustees noted the advisor charged an advisory fee of 1.50%, and that 50% of the Income Opportunities Fund’s net advisory fee was paid to the sub-advisor as a sub-advisory fee. The Trustees considered a comparison of the sub-advisory fee to the fees charged by the sub-advisor to its separately managed account clients noting that the fee was significantly

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2018

less than what it received from other clients. The Trustees discussed that the sub-advisor charges its other clients a higher fee than the sub-advisory fee it is paid and shares in the total expenses of the Income Opportunities Fund with AlphaCentric through the expense limitation agreement. The Trustees discussed the allocation of fees between AlphaCentric and Garrison Point relative to their respective duties and other factors, and agreed that the allocation of fees between the advisor and sub-advisor was appropriate. The Trustees concluded that the sub-advisory fee received by Garrison Point was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-advisor. They noted that Garrison Point experienced a strong profit. They further considered that shareholders gain access to a sophisticated strategy and skilled advisor in a mutual fund product, and agreed that this warranted a premium. The Trustees agreed that such profit was not excessive in light of the sophisticated and high level of services provided by Garrison Point. The Trustees concluded that Garrison Point was not earning excessive profits from its relationship with the Fund.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the sub-advisory services provided to the Income Opportunities Fund. They discussed the Income Opportunities Fund’s capacity limitation and considered the impact on the potential for economies of scale. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Garrison Point as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Income Opportunities Fund and its shareholders.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2018

Consideration and Approval of Management Agreement Between AlphaCentric Advisors LLC and Mutual Fund Series Trust with respect to the AlphaCentric Small Cap Opportunities Fund

In connection with a regular meeting held on May 14-15 and May 25, 2018, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the approval of a management agreement (“Management Agreement”) between the Trust and AlphaCentric Advisors LLC (“AlphaCentric”), with respect to the AlphaCentric Small Cap Opportunities Fund (the “Fund”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewalof the Management Agreement

The Trustees reviewed AlphaCentric’s responses to a series of questions regarding, among other things, AlphaCentric’s services to be provided, comparative fee and expense information, and AlphaCentric’s projected profitability from managing the Fund(“AlphaCentric Small Cap 15(c) Response”). The Board turned its attention to the approval of the management agreement between AlphaCentric and the Trust on behalf of the Fund.

Nature, Extent, and Quality of Services. The Trustees reviewed AlphaCentric Small Cap 15(c) Response, which provided an overview of the services to be provided by AlphaCentric, as well as information on the firm’s personnel and its compliance and litigation record. They considered their familiarity in working with AlphaCentric as advisor to other series of the Trust, and revisited their discussions of the advisor from earlier in the meeting. They noted a representative of the advisor had reviewed AlphaCentric’s risk management process, aimed at addressing risk while maintaining returns, and the Trustees agreed that the advisor’s significant investment in risk management and mitigation would benefit the shareholders. The Trust CCO confirmed that the advisor had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the federal securities laws. The Trustees acknowledged their previous discussion of the status of certain regulatory examinations and litigation involving affiliates of the advisor. After further discussion, the Trustees concluded that AlphaCentric had the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Trustees noted that the advisor would not have any direct portfolio management responsibilities with respect to the Fund, and instead would be responsible for compliance monitoring and oversight of the sub-advisor. The Trustees reviewed the advisor’s oversight responsibilities and considered AlphaCentric’s significant experience with such responsibilities in connection with other sub-advised funds.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2018

Fees and Expenses. The Trustees reviewed the proposed advisory fee and compared it to the advisory fee charged by funds in an advisor selected peer group as well as the Morningstar category average. They noted the Fund’s proposed fee was higher than the average and was tied with the highest fee in both the peer group and Morningstar category. They considered that the advisor had contractually agreed to limit the Fund’s total operating expenses and that the Fund’s estimated net expense ratio after waiver was lower than the average for the peer group. The Trustees further considered that the potential capacity constraints inherent in the Fund’s strategy. The Trustees concluded that the proposed advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the advisor noting that the advisor anticipated realizing a loss during the first year of the Management Agreement, and a modest profit during the second year. The Trustees considered the amount of time and entrepreneurial capital required to launch a new fund and agreed that the profits anticipated by the advisor did not appear to be excessive.

Economies of Scale. The Trustees considered whether the advisor had the potential to realize economies of scale during the initial term of the Management Agreement. The Trustees discussed the Fund’s potential capacity limitations and the impact of such limitations on the potential for economies of scale. After further discussion the Trustees determined that the absence of breakpoints in the advisory fee was acceptable at this time.

Conclusion. Having requested and received such information from AlphaCentric as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that approval of the Management Agreement was in the best interests of the Fund and its future shareholders.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2018

Consideration and Approval of Sub-Advisory Agreement between AlphaCentric Advisors, LLC and Pacific View Asset Management, LLC with respect to the AlphaCentric Small Cap Alpha Fund

In connection with the regular meeting held on May 14,-15 and May 25, 2018, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric Advisors, LLC (“AlphaCentric”), and Pacific View Asset Management, LLC (“Pacific View”) with respect to AlphaCentric Small Cap Alpha Fund (the “Fund”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement.

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed Pacific View responses to a series of question regarding, among other things, Pacific View’s expected services to be provided to the Fund, comparative fee and expense information, and Pacific View’s profitability from managing the Fund.

Nature, Extent, and Quality of Services. The Trustees reviewed the biographical information of the portfolio management team noting the impressive background and experience of each member of the team. They noted the portfolio manager’s significant experience in the areas in which the Fund would invest. They considered that Pacific View reported no regulatory or litigation issues. The Trustees noted that Pacific View had an existing relationship with the advisor and was successfully working with AlphaCentric on that Fund. They noted the sub-advisor would monitor any capacity constraints in the Fund, including the potential for a soft close if the Fund experiences a limitation on capacity. The Trustees concluded that the sub-advisor had the potential to provide a level of services in line with their expectations.

Performance. The Trustees considered the performance of the sub-advisor’s U.S. Small Cap Growth Composite, a composite of accounts following strategies substantially similar to that of the Fund, noting that the since inception return was strong, outperforming the Russell 2000 Growth Index on both a gross and net basis. The Trustees considered that the 1 year performance was strong on an absolute basis but underperformed relative to the index during the period. The Trustees agreed that the longer term performance was generally a better indication of a sub-advisor’s capabilities, and concluded that the sub-advisor had the potential to provide reasonable returns to shareholders.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2018

Fees and Expenses. The Trustees noted the sub-advisor would receive a fee paid by the advisor of 50% of the net advisory fee (maximum 0.625% annually) in connection with its relationship with the Fund. They reviewed the fees charged by the sub-advisor to other clients and noted that the sub-advisory fee was lower than those fees. They concluded that the sub-advisory fee was not unreasonable. They agreed that the sub-advisory fee, relative to the total advisory fee, was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-advisor estimating its profitability in connection with its relationship with the Fund during the initial term of the Sub-Advisory Agreement. They noted the sub-advisor anticipated realizing a loss during the first year of the agreement and a nominal profit during the second year. They considered that the sub-advisor had an affiliated broker dealer but noted that the sub-advisor confirmed the affiliated broker would not place trades for the Fund and, as a result, the sub-advisor did not expect to realize any tangential benefits in connection with its relationship with the Fund. The Trustees concluded that excess profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had the potential to realize economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense and that at expected asset levels, it was unlikely the sub-advisor would achieve any meaningful economies of scale during the initial term.

Conclusion. Having requested and received such information from Pacific View as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between AlphaCentric and Pacific View, and as assisted by the advice of counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2018

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
AlphaCentric Advisors , LLC
36 North New York Avenue, 3rd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
41 South High Street
Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

Item 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi__________
President,
Date: December 07, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi___________
President
Date: December 07, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: December 07, 2018